Portfolio of Investments March 31, 2025
NMAI
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 139.9% (96.1% of Total Investments)
45995754
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 10 .5% ( 7 .2 % of Total
Investments) 45995754
AUTOMOBILES & COMPONENTS - 0.3%
$ 462,000 (a) General Motors Financial Co Inc 5 .700 % N/A $ 440,683
755,000 (a) General Motors Financial Co Inc 5 .750 N/A 714,146
TOTAL AUTOMOBILES & COMPONENTS 1,154,829
BANKS - 4.1%
200,000 (b) Banco Internacional del Peru SAA Interbank 6 .397 04/30/35 203,726
436,000 (a) Bank of America Corp 6 .125 N/A 441,427
877,000 (a) Bank of America Corp 5 .875 N/A 883,844
295,000 (a) Bank of America Corp 4 .375 N/A 287,513
200,000 Bank of Montreal 7 .700 05/26/84 203,227
200,000 Bank of Montreal 7 .300 11/26/84 199,358
200,000 Bank of Nova Scotia/The 8 .000 01/27/84 206,566
200,000 (b) Banque Ouest Africaine de Developpement 8 .200 02/13/55 202,252
1,190,000 (a),(c) Citigroup Inc 6 .250 N/A 1,197,076
260,000 (a) Citigroup Inc 7 .375 N/A 266,949
314,000 (a) Citigroup Inc 7 .000 N/A 325,544
378,000 (a) Citigroup Inc 7 .125 N/A 386,576
655,000 (a) Citigroup Inc 7 .625 N/A 681,438
1,000,000 (a),(c) Citigroup Inc 5 .950 N/A 998,065
125,000 (a),(d) Citizens Financial Group Inc (TSFR3M + 3.419%) 7 .715 N/A 124,509
335,000 (a) Citizens Financial Group Inc 4 .000 N/A 320,939
229,000 (a),(d) Fifth Third Bancorp (TSFR3M + 3.295%) 7 .594 N/A 228,487
520,000 (a),(d) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 8 .533 N/A 534,736
555,000 (a) Huntington Bancshares Inc/OH 5 .625 N/A 551,801
1,072,000 (a),(c) JPMorgan Chase & Co 6 .875 N/A 1,125,921
205,000 (a) JPMorgan Chase & Co 3 .650 N/A 200,418
629,000 (a) JPMorgan Chase & Co 6 .500 N/A 643,746
270,000 (a) M&T Bank Corp 5 .125 N/A 267,212
325,000 (a) PNC Financial Services Group Inc/The 6 .000 N/A 326,234
529,000 (a) PNC Financial Services Group Inc/The 6 .250 N/A 531,708
448,000 (a) PNC Financial Services Group Inc/The 5 .000 N/A 444,295
415,000 (a) PNC Financial Services Group Inc/The 3 .400 N/A 394,797
370,000 (a) Regions Financial Corp 5 .750 N/A 367,958
200,000 Toronto-Dominion Bank/The 8 .125 10/31/82 206,881
1,194,000 (a) Truist Financial Corp 6 .669 N/A 1,189,043
295,000 (a) Truist Financial Corp 5 .100 N/A 286,090
161,000 (a) US Bancorp 5 .300 N/A 159,214
875,000 (a),(c) Wells Fargo & Co 5 .875 N/A 873,303
637,000 (a) Wells Fargo & Co 3 .900 N/A 624,308
1,030,000 (a) Wells Fargo & Co 7 .625 N/A 1,100,280
758,000 (a) Wells Fargo & Co 6 .850 N/A 786,585
200,000 (b) Yapi ve Kredi Bankasi AS 9 .250 01/17/34 205,548
TOTAL BANKS 17,977,574
CAPITAL GOODS - 0.3%
610,000 (b),(c) AerCap Global Aviation Trust 6 .500 06/15/45 609,757
93,000 (a) Air Lease Corp 4 .125 N/A 88,278
395,000 (a) Air Lease Corp 4 .650 N/A 384,236
185,000 (a) Air Lease Corp 6 .000 N/A 180,562
TOTAL CAPITAL GOODS 1,262,833
ENERGY - 0.7%
305,000 Enbridge Inc 7 .625 01/15/83 319,461
968,000 (c) Enbridge Inc 8 .500 01/15/84 1,066,157
49,000 (a) Energy Transfer LP 6 .625 N/A 48,340
351,000 (a) Energy Transfer LP 7 .125 N/A 355,167
250,000 (a) Energy Transfer LP 6 .500 N/A 249,705
95,000 Energy Transfer LP 8 .000 05/15/54 99,973
144,000 (b) South Bow Canadian Infrastructure Holdings Ltd 7 .500 03/01/55 145,688
75,000 Transcanada Trust 5 .875 08/15/76 74,479

Portfolio of Investments March 31, 2025
(continued)
NMAI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 440,000 Transcanada Trust 5 .600% 03/07/82 $ 411,151
216,000 (a),(b) Venture Global LNG Inc 9 .000 N/A 204,982
TOTAL ENERGY 2,975,103
FINANCIAL SERVICES - 1.9%
600,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .500 01/31/56 594,444
1,030,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .950 03/10/55 1,054,242
159,600 (a) Ally Financial Inc 4 .700 N/A 148,531
400,000 (a) Ally Financial Inc 4 .700 N/A 343,998
555,000 (a),(b) American AgCredit Corp 5 .250 N/A 527,250
180,000 (a) American Express Co 3 .550 N/A 173,832
150,000 (a) Bank of New York Mellon Corp/The 4 .700 N/A 149,092
200,000 (a) Capital One Financial Corp 3 .950 N/A 191,306
375,000 (a) Charles Schwab Corp/The 5 .375 N/A 373,670
800,000 (a) Charles Schwab Corp/The 4 .000 N/A 779,789
150,000 (a) Discover Financial Services 6 .125 N/A 149,706
130,000 (a) Discover Financial Services 5 .500 N/A 125,365
505,000 (a) Goldman Sachs Group Inc/The 6 .850 N/A 511,311
371,000 (a) Goldman Sachs Group Inc/The 6 .125 N/A 362,883
543,000 (a),(c) Goldman Sachs Group Inc/The 7 .500 N/A 569,540
720,000 (a) Goldman Sachs Group Inc/The 7 .379 N/A 723,402
430,000 (a) Goldman Sachs Group Inc/The 7 .500 N/A 450,943
179,000 (a) Goldman Sachs Group Inc/The 5 .300 N/A 178,583
320,000 (a) State Street Corp 6 .700 N/A 328,085
420,000 (a) Voya Financial Inc 7 .758 N/A 435,640
TOTAL FINANCIAL SERVICES 8,171,612
FOOD, BEVERAGE & TOBACCO - 0.5%
2,250,000 (a),(b) Land O' Lakes Inc 8 .000 N/A 2,109,424
TOTAL FOOD, BEVERAGE & TOBACCO 2,109,424
HEALTH CARE EQUIPMENT & SERVICES - 0.1%
142,000 CVS Health Corp 6 .750 12/10/54 141,375
80,000 CVS Health Corp 7 .000 03/10/55 80,631
TOTAL HEALTH CARE EQUIPMENT & SERVICES 222,006
INSURANCE - 1.2%
118,000 American International Group Inc 5 .750 04/01/48 117,292
450,000 AXIS Specialty Finance LLC 4 .900 01/15/40 423,740
381,000 Corebridge Financial Inc 6 .375 09/15/54 378,519
235,000 Enstar Finance LLC 5 .500 01/15/42 229,108
325,000 Enstar Finance LLC 5 .750 09/01/40 323,698
184,000 (b) Enstar Group Ltd 7 .500 04/01/45 186,294
541,000 (a),(c) Markel Group Inc 6 .000 N/A 538,034
580,000 (b),(c) MetLife Inc 9 .250 04/08/38 685,034
207,000 MetLife Inc 6 .350 03/15/55 207,406
360,000 Provident Financing Trust I 7 .405 03/15/38 379,830
81,000 Prudential Financial Inc 5 .375 05/15/45 80,768
210,000 Prudential Financial Inc 5 .125 03/01/52 199,890
150,000 Prudential Financial Inc 6 .500 03/15/54 152,765
420,000 (a),(b) QBE Insurance Group Ltd 5 .875 N/A 419,274
575,000 (a),(b),(c) SBL Holdings Inc 6 .500 N/A 531,875
600,000 (a),(b),(c) SBL Holdings Inc 7 .000 N/A 589,549
TOTAL INSURANCE 5,443,076
MATERIALS - 0.0%
200,000 (a),(b) Cemex SAB de CV 9 .125 N/A 203,048
TOTAL MATERIALS 203,048
MEDIA & ENTERTAINMENT - 0.0%
190,000 Paramount Global 6 .375 03/30/62 185,378
TOTAL MEDIA & ENTERTAINMENT 185,378

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 0.2%
$ 278,000 Bell Telephone Co of Canada or Bell Canada 7 .000% 09/15/55 $ 277,774
333,000 Rogers Communications Inc 7 .125 04/15/55 331,870
365,000 Vodafone Group PLC 7 .000 04/04/79 375,925
TOTAL TELECOMMUNICATION SERVICES 985,569
UTILITIES - 1.2%
400,000 (b) AES Andes SA 8 .150 06/10/55 413,144
113,000 AES Corp/The 7 .600 01/15/55 114,029
120,000 (b) AltaGas Ltd 7 .200 10/15/54 118,378
252,000 American Electric Power Co Inc 3 .875 02/15/62 238,543
192,000 CMS Energy Corp 6 .500 06/01/55 187,100
115,000 Dominion Energy Inc 7 .000 06/01/54 120,871
153,000 Duke Energy Corp 6 .450 09/01/54 152,742
89,000 Edison International 7 .875 06/15/54 85,657
139,000 Edison International 8 .125 06/15/53 135,553
200,000 (a) Edison International 5 .000 N/A 180,688
150,000 (a) Edison International 5 .375 N/A 143,558
695,000 (c) Emera Inc 6 .750 06/15/76 697,219
314,000 Entergy Corp 7 .125 12/01/54 317,844
193,000 EUSHI Finance Inc 7 .625 12/15/54 200,820
262,000 NextEra Energy Capital Holdings Inc 6 .750 06/15/54 267,436
128,000 PG&E Corp 7 .375 03/15/55 125,805
269,000 Sempra 6 .550 04/01/55 255,907
510,000 (a) Sempra 4 .875 N/A 505,121
340,000 Southern Co/The 4 .000 01/15/51 335,679
320,000 (a),(b) Vistra Corp 8 .875 N/A 342,160
185,000 (a),(b) Vistra Corp 8 .000 N/A 189,843
175,000 (a),(b) Vistra Corp 7 .000 N/A 177,205
TOTAL UTILITIES 5,305,302
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $46,507,699) 45,995,754
SHARES DESCRIPTION RATE VALUE
10063849 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 2 .3% ( 1 .6 % of Total Investments) 10063849
BANKS - 0.4%
15,622 Fifth Third Bancorp 8 .296 393,050
125,620 Itau Unibanco Holding SA 0 .000 691,449
8,825 KeyCorp 6 .125 212,506
27,025 KeyCorp 6 .200 642,925
TOTAL BANKS 1,939,930
CAPITAL GOODS - 0.0%
6,800 WESCO International Inc 10 .625 171,768
TOTAL CAPITAL GOODS 171,768
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
403,733 Raizen SA 0 .000 130,888
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 130,888
ENERGY - 0.0%
29,500 Petroleo Brasileiro SA 0 .000 192,102
TOTAL ENERGY 192,102
FINANCIAL SERVICES - 0.7%
12,675 Bank of New York Mellon Corp/The 6 .150 323,213
11,100 Equitable Holdings Inc 5 .250 228,771
4,206 Morgan Stanley 7 .125 105,655
25,000 Morgan Stanley 6 .875 628,000
21,600 Morgan Stanley 6 .625 550,800
17,175 Morgan Stanley 6 .500 433,669
8,848 Synchrony Financial 5 .625 155,990
17,343 Voya Financial Inc 5 .350 411,549
TOTAL FINANCIAL SERVICES 2,837,647

Portfolio of Investments March 31, 2025
(continued)
NMAI

SHARES DESCRIPTION RATE VALUE
FOOD, BEVERAGE & TOBACCO - 0.3%
34,746 CHS Inc 7 .100% $ 868,650
17,393 CHS Inc 6 .750 426,650
TOTAL FOOD, BEVERAGE & TOBACCO 1,295,300
INSURANCE - 0.9%
9,425 American National Group Inc 7 .375 242,411
24,200 American National Group Inc 6 .625 606,451
6,775 Aspen Insurance Holdings Ltd 7 .125 169,714
15,200 Aspen Insurance Holdings Ltd 5 .625 294,576
9,600 Assurant Inc 5 .250 184,416
16,890 Athene Holding Ltd 6 .375 421,237
19,836 Athene Holding Ltd 6 .350 482,610
10,532 Enstar Group Ltd 7 .000 219,487
16,462 Reinsurance Group of America Inc 5 .750 405,130
9,609 Reinsurance Group of America Inc 7 .125 247,143
8,200 Selective Insurance Group Inc 4 .600 148,666
TOTAL INSURANCE 3,421,841
TELECOMMUNICATION SERVICES - 0.0%
3,900 AT&T Inc 4 .750 74,373
TOTAL TELECOMMUNICATION SERVICES 74,373
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(Cost $10,820,020) 10,063,849
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES - 0.2% (0.1% of Total Investments) –
$ 250,000 (b) Hertz Vehicle Financing III LLC, Series 2023 3A 5 .940 02/25/28 254,242
250,000 (b),(e) Industrial DPR Funding Ltd, Series 2022 1A 5 .380 04/15/34 219,800
144,497 (b) MVW 2020-1 LLC, Series 2020 1A 1 .740 10/20/37 139,690
187,489 (b) OneMain Financial Issuance Trust 2022-2, Series 2022 2A 4 .890 10/14/34 187,466
125,000 (b) PenFed Auto Receivables Owner Trust 2022-A, Series 2022 A 4 .600 12/15/28 124,877
TOTAL ASSET-BACKED SECURITIES
(Cost $939,678) 926,075
SHARES DESCRIPTION MATURITY VALUE
7,240 COMMON STOCK RIGHTS - 0 .0% ( 0 .0 % of Total Investments) 7,240
UTILITIES - 0.0%
1,484 Elia Group SA/NV 4/15/25 7,240
TOTAL UTILITIES 7,240
TOTAL COMMON STOCK RIGHTS
(Cost $0) 7,240
SHARES DESCRIPTION VALUE
271943990 COMMON STOCKS - 61 .8% ( 42 .5 % of Total Investments) 271943990
AUTOMOBILES & COMPONENTS - 0.5%
7,300 BYD Co Ltd, Class A 379,401
2,494 Hyundai Motor Co 336,864
346 (c),(f) Tesla Inc 89,669
71,300 Toyota Motor Corp 1,260,392
TOTAL AUTOMOBILES & COMPONENTS 2,066,326
BANKS - 4.7%
490,090 Agricultural Bank of China Ltd, Class A 350,322
115,429 Banco Bilbao Vizcaya Argentaria SA 1,575,325
206,439 Banco Santander SA 1,390,761
19,015 Bank of America Corp 793,496
424,000 Bank of China Ltd 256,076
1,937,200 Bank Rakyat Indonesia Persero Tbk PT 468,283
279,596 Barclays PLC 1,051,290
1,269 Capitec Bank Holdings Ltd 215,832
38,769 China Merchants Bank Co Ltd, Class A 231,567
9,204 Commonwealth Bank of Australia 875,244

SHARES DESCRIPTION VALUE
BANKS (continued)
5,633 Fifth Third Bancorp $ 220,814
41,200 Grupo Financiero Banorte SAB de CV 285,740
20,602 HDFC Bank Ltd, ADR 1,368,797
58,472 ING Groep NV 1,145,542
14,068 JPMorgan Chase & Co 3,450,881
147,200 Mitsubishi UFJ Financial Group Inc 2,006,897
44,053 Nordea Bank Abp 563,457
2,187 (c) PNC Financial Services Group Inc/The 384,409
16,068 Standard Bank Group Ltd 209,950
78,200 Sumitomo Mitsui Financial Group Inc 2,010,883
3,619 UniCredit SpA 203,142
24,890 (c),(g) Wells Fargo & Co 1,786,853
TOTAL BANKS 20,845,561
CAPITAL GOODS - 4.0%
11,232 Airbus SE 1,977,793
9,046 Ashtead Group PLC 489,088
731,500 Astra International Tbk PT 216,487
3,061 (c),(f) Boeing Co/The 522,054
1,659 (c) Caterpillar Inc 547,138
7,287 Cie de Saint-Gobain SA 725,907
4,583 Contemporary Amperex Technology Co Ltd, Class A 160,406
614 Deere & Co 288,181
2,322 (c) Dover Corp 407,929
3,561 (c) Eaton Corp PLC 967,987
3,838 Emerson Electric Co 420,798
9,419 Ferrovial SE 421,290
444 Hanwha Aerospace Co Ltd 190,780
100,000 (f) Hitachi Ltd 2,347,941
6,172 (c) Honeywell International Inc 1,306,921
33,163 Infratil Ltd 195,438
3,403 (c) Masco Corp 236,645
629 Northrop Grumman Corp 322,054
884 (c) Parker-Hannifin Corp 537,339
942 Rheinmetall AG 1,347,929
5,246 (c) RTX Corp 694,885
6,801 Siemens AG 1,570,665
1,796 (c) Trane Technologies PLC 605,108
732 (c) United Rentals Inc 458,744
4,289 Vinci SA 540,672
TOTAL CAPITAL GOODS 17,500,179
COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
3,667 (f) Casella Waste Systems Inc, Class A 408,907
153,642 Cleanaway Waste Management Ltd 252,035
6,374 GFL Environmental Inc 307,928
14,500 Recruit Holdings Co Ltd 751,263
5,018 Republic Services Inc 1,215,159
8,129 (c) Waste Connections Inc 1,586,699
762 Waste Management Inc 176,411
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 4,698,402
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.3%
69,200 Alibaba Group Holding Ltd 1,144,981
2,742 Alibaba Group Holding Ltd, Sponsored ADR 362,575
8,354 (f),(g) Amazon.com Inc 1,589,431
1 (e),(f) Belk Inc 8
2,414 Home Depot Inc/The 884,707
17,800 JD.com Inc, Class A 366,173
1,061 (f) JOANN Inc 11
1,922 Lowe's Cos Inc 448,268
70 (f) MercadoLibre Inc 136,561
243 (f) O'Reilly Automotive Inc 348,117

Portfolio of Investments March 31, 2025
(continued)
NMAI

SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
4,210 (c) TJX Cos Inc/The $ 512,778
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 5,793,610
CONSUMER DURABLES & APPAREL - 1.3%
5,496 Cie Financiere Richemont SA 959,414
1,684 Kering SA 350,340
3,954 LG Electronics Inc 208,566
1,904 LVMH Moet Hennessy Louis Vuitton SE 1,179,105
8,180 Moncler SpA 503,864
5,064 (c) NIKE Inc, Class B 321,463
56 (f) NVR Inc 405,686
78,500 Sony Group Corp 1,986,284
TOTAL CONSUMER DURABLES & APPAREL 5,914,722
CONSUMER SERVICES - 1.0%
83,128 (f) 24 Hour Fitness Worldwide Inc 2,494
174,789 (f) 24 Hour Fitness Worldwide Inc 1,748
36,900 Arcos Dorados Holdings Inc, Class A 297,414
68 Booking Holdings Inc 313,270
96 (f) Crown Finance US Inc 2,018
4,622 H World Group Ltd, ADR 171,060
1,679 (c) Hilton Worldwide Holdings Inc 382,056
2,400 Hyatt Hotels Corp 294,000
1,300 Marriott International Inc/MD, Class A 309,660
3,306 McDonald's Corp 1,032,696
4,600 (b),(f) Meituan, Class B 92,563
24,827 (c),(f) Melco Resorts & Entertainment Ltd 130,838
7,533 Starbucks Corp 738,912
4,800 Trip.com Group Ltd 305,121
328,000 Wynn Macau Ltd 235,029
TOTAL CONSUMER SERVICES 4,308,879
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.8%
977,935 (f) Cia Brasileira de Distribuicao 529,544
1,094 (c) Costco Wholesale Corp 1,034,683
94,683 Sendas Distribuidora S/A 125,106
22,380 (c) Walmart Inc 1,964,741
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,654,074
ENERGY - 5.1%
40,273 BP PLC 225,990
8,212 (c) Cheniere Energy Inc 1,900,257
4,410 (c) Chevron Corp 737,749
5,058 (c) ConocoPhillips 531,191
2,555 (c) Diamondback Energy Inc 408,493
3,170 DT Midstream Inc 305,842
45,365 (c) Enbridge Inc 2,010,122
49,784 (c),(g) Energy Transfer LP 925,485
9,477 (c) Enterprise Products Partners LP 323,545
3,316 EOG Resources Inc 425,244
22,798 (c) Exxon Mobil Corp 2,711,365
22,375 (g) Kinder Morgan Inc 638,359
21,918 (g) ONEOK Inc 2,174,703
26,800 Pembina Pipeline Corp 1,071,963
5,071 Plains All American Pipeline LP 101,420
8,158 (b) Reliance Industries Ltd, Sponsored GDR 478,875
16,958 (b) Reliance Industries Ltd, Sponsored GDR 991,966
54,419 Shell PLC 1,980,867
4,155 (c) Targa Resources Corp 832,953
9,466 TC Energy Corp 447,038
9,634 TotalEnergies SE 620,747
7,368 (f) Transocean Ltd 23,357
6,252 (c) Valero Energy Corp 825,702
27,755 (c) Williams Cos Inc/The 1,658,639
TOTAL ENERGY 22,351,872

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 11.6%
10,300 Agree Realty Corp $ 795,057
22,100 American Healthcare REIT Inc 669,630
6,800 American Homes 4 Rent, Class A 257,108
18,764 American Tower Corp 4,083,046
7,600 AvalonBay Communities Inc 1,631,112
8,000 BXP Inc 537,520
15,600 (c) Crown Castle Inc 1,625,988
24,200 Curbline Properties Corp 585,398
15,812 (c) Digital Realty Trust Inc 2,265,701
3,600 EastGroup Properties Inc 634,140
4,148 (c) Equinix Inc 3,382,072
11,200 Equity LifeStyle Properties Inc 747,040
11,200 Equity Residential 801,696
1,800 Essex Property Trust Inc 551,826
9,300 Extra Space Storage Inc 1,380,957
17,400 (c) Gaming and Leisure Properties Inc 885,660
13,700 Healthpeak Properties Inc 277,014
16,000 Host Hotels & Resorts Inc 227,360
31,800 Hudson Pacific Properties Inc 93,810
19,000 Invitation Homes Inc 662,150
8,400 (c) Iron Mountain Inc 722,736
48,000 (c) Kimco Realty Corp 1,019,520
25,900 Kite Realty Group Trust 579,383
17,800 Macerich Co/The 305,626
9,400 Mid-America Apartment Communities Inc 1,575,252
28,700 Parkway Life Real Estate Investment Trust 88,461
48,054 Prologis Inc 5,371,958
4,200 (c) Public Storage 1,257,018
13,000 Realty Income Corp 754,130
13,400 (c) Regency Centers Corp 988,384
23,100 Rexford Industrial Realty Inc 904,365
27,400 Sabra Health Care REIT Inc 478,678
4,988 SBA Communications Corp 1,097,410
19,500 (c) Simon Property Group Inc 3,238,560
15,100 SL Green Realty Corp 871,270
6,300 Sun Communities Inc 810,432
10,600 (c) Tanger Inc 358,174
14,300 Terreno Realty Corp 904,046
27,700 Ventas Inc 1,904,652
37,600 (c) VICI Properties Inc 1,226,512
11,800 (c) Vornado Realty Trust 436,482
24,800 Welltower Inc 3,799,608
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 50,786,942
FINANCIAL SERVICES - 2.0%
4,353 American Express Co 1,171,175
1,992 Ares Management Corp, Class A 292,047
81,000 B3 SA - Brasil Bolsa Balcao 172,321
1,929 (c),(f) Berkshire Hathaway Inc, Class B 1,027,347
470 Blackrock Inc 444,846
4,194 (c) Charles Schwab Corp/The 328,306
2,354 (c),(f) Fiserv Inc 519,834
1,029 (c) Goldman Sachs Group Inc/The 562,132
3,156 (c) Intercontinental Exchange Inc 544,410
1,468 KKR & Co Inc 169,715
1,861 Mastercard Inc, Class A 1,020,051
4,821 (c) Morgan Stanley 562,466
19,200 ORIX Corp 400,875
972 S&P Global Inc 493,873
14,700 SBI Holdings Inc 396,943
1,941 (c) Visa Inc, Class A 680,243
TOTAL FINANCIAL SERVICES 8,786,584

Portfolio of Investments March 31, 2025
(continued)
NMAI

SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO - 1.2%
8,053 (c) Coca-Cola Co/The $ 576,756
9,149 Fomento Economico Mexicano SAB de CV, Sponsored ADR 892,759
6,474 Heineken NV 527,892
9,787 Mondelez International Inc, Class A 664,048
6,442 (f) Monster Beverage Corp 376,986
3,186 Nestle SA 321,966
2,006 PepsiCo Inc 300,780
11,154 (g) Philip Morris International Inc 1,770,474
TOTAL FOOD, BEVERAGE & TOBACCO 5,431,661
HEALTH CARE EQUIPMENT & SERVICES - 1.7%
9,704 Abbott Laboratories 1,287,236
7,113 (c),(f) Boston Scientific Corp 717,559
1,264 (c) Cigna Group/The 415,856
1,862 (c) Elevance Health Inc 809,896
3,604 EssilorLuxottica SA 1,038,559
1,144 HCA Healthcare Inc 395,309
784 Humana Inc 207,446
11,534 (e),(f) Millennium Health LLC 115
12,280 (e),(f) Millennium Health LLC 1,228
1,449 (g) Stryker Corp 539,390
4,214 (c) UnitedHealth Group Inc 2,207,083
TOTAL HEALTH CARE EQUIPMENT & SERVICES 7,619,677
HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
195 Amorepacific Corp 13,509
6,992 (c) Procter & Gamble Co/The 1,191,577
1,941 Reckitt Benckiser Group PLC 131,251
14,743 Unilever PLC 879,671
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 2,216,008
INSURANCE - 0.9%
24,000 AIA Group Ltd 181,677
6,383 American International Group Inc 554,938
1,902 Chubb Ltd 574,385
4,608 Marsh & McLennan Cos Inc 1,124,489
4,602 (c) MetLife Inc 369,495
41,856 Ping An Insurance Group Co of China Ltd, Class A 298,213
1,128 Zurich Insurance Group AG 787,353
TOTAL INSURANCE 3,890,550
MATERIALS - 2.6%
25,635 BHP Group Ltd 621,986
7,239 (c) Corteva Inc 455,550
16,262 CRH PLC 1,430,568
4,968 (c) DuPont de Nemours Inc 371,010
16,132 Freeport-McMoRan Inc 610,758
205,683 Glencore PLC 752,826
7,029 Heidelberg Materials AG 1,211,642
6,019 (f) Linde PLC 2,802,686
725 Reliance Inc 209,344
47,352 (c) Smurfit WestRock PLC 2,133,681
4,323 Sociedad Quimica y Minera de Chile SA, Sponsored ADR 171,753
40,200 Vale SA 399,432
14,415 Vale SA, Sponsored ADR 143,862
TOTAL MATERIALS 11,315,098
MEDIA & ENTERTAINMENT - 1.4%
2,928 (c) Alphabet Inc, Class A 452,786
1,737 (c) Alphabet Inc, Class C 271,372
15,500 Comcast Corp, Class A 571,950
43,700 (b),(f) Kuaishou Technology 306,449
2,385 (c) Meta Platforms Inc 1,374,619
19,310 Nintendo Co Ltd 1,312,649
1,108 (f) Sea Ltd, ADR 144,583
15,800 Tencent Holdings Ltd 1,009,555

SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
5,853 (c) Walt Disney Co/The $ 577,691
TOTAL MEDIA & ENTERTAINMENT 6,021,654
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.9%
6,054 AbbVie Inc 1,268,434
10,638 Aspen Pharmacare Holdings Ltd 94,996
11,939 AstraZeneca PLC 1,753,178
541 (f) BeiGene Ltd, ADR 147,244
2,303 Celltrion Inc 266,032
37,900 Daiichi Sankyo Co Ltd 902,546
1,916 Danaher Corp 392,780
1,040 Eli Lilly & Co 858,946
241,003 Haleon PLC 1,217,114
4,915 Johnson & Johnson 815,104
1,149 Lonza Group AG 709,817
2,286 Novartis AG 253,906
26,678 Novo Nordisk A/S, Class B 1,824,196
3,372 Novo Nordisk A/S, Sponsored ADR 234,152
2,789 Roche Holding AG 917,937
5,631 Sanofi SA, ADR 312,295
39,500 (b),(f) Wuxi Biologics Cayman Inc 138,149
2,742 Zoetis Inc 451,470
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 12,558,296
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
9,516 KE Holdings Inc, ADR 191,176
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 191,176
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
15,500 Advantest Corp 690,935
1,498 (c) Analog Devices Inc 302,102
1,757 (c) Applied Materials Inc 254,976
1,776 ASML Holding NV 1,175,309
3,087 (f) Bright Bidco BV 982
4,217 (f) Bright Bidco BV 1,341
14,873 Broadcom Inc 2,490,185
17,254 Infineon Technologies AG 575,160
3,073 Intel Corp 69,788
2,643 Lam Research Corp 192,146
5,000 MediaTek Inc 215,502
2,771 Micron Technology Inc 240,772
13,711 (c) NVIDIA Corp 1,485,998
1,442 NXP Semiconductors NV 274,067
1,369 SK Hynix Inc 182,496
6,200 SUMCO Corp 42,013
83,000 Taiwan Semiconductor Manufacturing Co Ltd 2,337,528
10,461 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 1,736,526
1,120 Texas Instruments Inc 201,264
153,000 United Microelectronics Corp 213,928
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 12,683,018
SOFTWARE & SERVICES - 1.8%
3,611 (c) Accenture PLC, Class A 1,126,776
12,787 (f) Avaya Inc 74,587
2,752 (f) Avaya Inc 16,052
1,631 (f) Globant SA 192,001
238,500 (b) LWSA SA 111,592
11,250 (c) Microsoft Corp 4,223,139
24,090 (f) NEXTDC Ltd 172,544
1,161 Oracle Corp 162,319
2,068 Salesforce Inc 554,968
2,350 SAP SE 629,682
735 (c),(f) ServiceNow Inc 585,163
TOTAL SOFTWARE & SERVICES 7,848,823

Portfolio of Investments March 31, 2025
(continued)
NMAI

SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 1.9%
6,788 Amphenol Corp, Class A $ 445,225
18,934 (c),(g) Apple Inc 4,205,810
6,065 Cisco Systems Inc 374,271
19,413 E Ink Holdings Inc 158,037
49,000 Hon Hai Precision Industry Co Ltd 221,029
1,580 Motorola Solutions Inc 691,740
3,294 (f) Riverbed Technology LLC/US 33
44,449 Samsung Electronics Co Ltd 1,762,201
2,917 TE Connectivity PLC 412,230
18,800 (b),(f) Xiaomi Corp, Class B 118,961
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 8,389,537
TELECOMMUNICATION SERVICES - 0.4%
12,511 (b) Cellnex Telecom SA 444,750
15,829 Infrastrutture Wireless Italiane SpA 167,565
127,335 Koninklijke KPN NV 539,347
1,844,100 Telkom Indonesia Persero Tbk PT 267,818
1,988 (c) T-Mobile US Inc 530,219
TOTAL TELECOMMUNICATION SERVICES 1,949,699
TRANSPORTATION - 3.5%
9,547 Aena SME SA 2,239,765
8,405 Aeroports de Paris SA 855,656
103,292 Atlas Arteria Ltd 314,294
261,733 Auckland International Airport Ltd 1,214,053
2,757 Canadian Pacific Kansas City Ltd 193,569
5,505 CSX Corp 162,012
8,163 Deutsche Post AG 350,464
38,684 (f) DiDi Global Inc 186,844
3,759 DSV A/S 726,919
676 FedEx Corp 164,795
2,147 Flughafen Zurich AG 509,331
9,430 (f) Fraport AG Frankfurt Airport Services Worldwide 591,778
17,842 Full Truck Alliance Co Ltd 227,842
61,203 Getlink SE 1,057,029
32,477 (c),(f) Grab Holdings Ltd 147,121
5,384 Grupo Aeroportuario del Centro Norte SAB de CV, ADR 423,344
3,887 (c) Grupo Aeroportuario del Pacifico SAB de CV, ADR 721,077
4,181 Grupo Aeroportuario del Sureste SAB de CV, ADR 1,144,841
34,290 International Container Terminal Services Inc 212,721
6,400 Kamigumi Co Ltd 149,782
1,667 Norfolk Southern Corp 394,829
109,184 Qube Holdings Ltd 270,336
38,500 Tokyo Metro Co Ltd 467,856
177,506 Transurban Group 1,495,078
5,420 (c) Union Pacific Corp 1,280,421
TOTAL TRANSPORTATION 15,501,757
UTILITIES - 6.7%
9,536 (c) Alliant Energy Corp 613,642
12,184 AltaGas Ltd 334,181
14,161 (c) Ameren Corp 1,421,764
5,146 (c) American Electric Power Co Inc 562,303
39,595 (c),(g) CenterPoint Energy Inc 1,434,527
25,500 CLP Holdings Ltd 207,590
6,852 (c) CMS Energy Corp 514,654
4,342 Consolidated Edison Inc 480,182
1,097 Constellation Energy Corp 221,188
2,194 DTE Energy Co 303,364
8,091 (c) Duke Energy Corp 986,859
28,998 E.ON SE 437,717
1,484 Elia Group SA/NV 128,713
14,785 Endesa SA 391,682
188,153 Enel SpA 1,525,263

SHARES DESCRIPTION VALUE
UTILITIES (continued)
22,278 Engie SA $ 434,105
23,900 ENN Energy Holdings Ltd 197,540
19,680 (c) Entergy Corp 1,682,443
8,499 (c) Evergy Inc 586,006
15,599 (c) Exelon Corp 718,802
106,852 Iberdrola SA 1,725,454
19,534 National Grid PLC 254,806
5,223 National Grid PLC, Sponsored ADR 342,681
39,662 (c) NextEra Energy Inc 2,811,639
29,135 (g) NiSource Inc 1,168,022
2,669 NRG Energy Inc 254,783
82,895 Pennon Group PLC 480,197
29,791 (g) PG&E Corp 511,809
4,156 Pinnacle West Capital Corp 395,859
3,266 PPL Corp 117,935
2,924 Public Service Enterprise Group Inc 240,645
24,471 Redeia Corp SA 491,164
25,994 RWE AG 928,103
82,600 Sembcorp Industries Ltd 386,561
3,938 (g) Sempra 281,016
11,796 Severn Trent PLC 386,175
84,880 Snam SpA 440,089
9,716 (g) Southern Co/The 893,386
31,751 SSE PLC 654,018
55,342 Terna - Rete Elettrica Nazionale 500,141
16,358 Veolia Environnement SA 562,581
2,977 Vistra Corp 349,619
4,571 (c) WEC Energy Group Inc 498,148
24,898 (g) Xcel Energy Inc 1,762,529
TOTAL UTILITIES 29,619,885
TOTAL COMMON STOCKS
(Cost $210,580,008) 271,943,990
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
12336985 CORPORATE BONDS - 2 .8% ( 1 .9 % of Total Investments) 12336985
AUTOMOBILES & COMPONENTS - 0.0%
$ 20,000 Ford Motor Credit Co LLC 7 .350% 03/06/30 20,928
TOTAL AUTOMOBILES & COMPONENTS 20,928
BANKS - 0.2%
150,000 (b) Banco Bradesco SA/Cayman Islands 6 .500 01/22/30 154,635
100,000 Bank of America Corp 5 .162 01/24/31 101,378
50,000 Bank of America Corp 5 .744 02/12/36 49,904
55,000 Citibank NA 5 .570 04/30/34 56,521
90,000 JPMorgan Chase & Co 4 .851 07/25/28 90,575
85,000 JPMorgan Chase & Co 5 .502 01/24/36 86,831
50,000 JPMorgan Chase & Co 5 .140 01/24/31 50,780
35,000 Morgan Stanley Bank NA 4 .952 01/14/28 35,219
35,000 Wells Fargo & Co 5 .574 07/25/29 35,952
TOTAL BANKS 661,795
CAPITAL GOODS - 0.1%
35,000 Boeing Co/The 5 .805 05/01/50 33,319
15,000 Boeing Co/The 3 .250 02/01/28 14,384
10,000 Honeywell International Inc 5 .250 03/01/54 9,518
25,000 L3Harris Technologies Inc 5 .400 07/31/33 25,317
15,000 Regal Rexnord Corp 6 .400 04/15/33 15,571
25,000 RTX Corp 2 .250 07/01/30 22,207
375,000 (b) TransDigm Inc 6 .875 12/15/30 383,173
TOTAL CAPITAL GOODS 503,489

Portfolio of Investments March 31, 2025
(continued)
NMAI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
$ 75,000 (b) Boost Newco Borrower LLC 7 .500% 01/15/31 $ 78,070
325,000 (b) Prime Security Services Borrower LLC / Prime Finance Inc 6 .250 01/15/28 325,255
973,000 (b) Prime Security Services Borrower LLC / Prime Finance Inc 5 .750 04/15/26 971,576
200,000 (b) Prime Security Services Borrower LLC / Prime Finance Inc 3 .375 08/31/27 189,525
15,000 Waste Management Inc 4 .950 03/15/35 14,925
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,579,351
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
15,000 Lowe's Cos Inc 4 .250 04/01/52 11,733
20,000 O'Reilly Automotive Inc 4 .200 04/01/30 19,514
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 31,247
CONSUMER DURABLES & APPAREL - 0.0%
10,000 Tapestry Inc 5 .100 03/11/30 9,995
TOTAL CONSUMER DURABLES & APPAREL 9,995
CONSUMER SERVICES - 0.0%
30,000 Piedmont Operating Partnership LP 9 .250 07/20/28 33,057
TOTAL CONSUMER SERVICES 33,057
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.1%
200,000 (b) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
5 .875 02/15/28 199,903
20,000 Kroger Co/The 5 .500 09/15/54 18,865
25,000 Kroger Co/The 5 .000 09/15/34 24,432
15,000 Walmart Inc 2 .500 09/22/41 10,523
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 253,723
ENERGY - 0.1%
40,000 Cheniere Energy Partners LP 4 .500 10/01/29 38,905
35,000 Enterprise Products Operating LLC 4 .200 01/31/50 27,788
100,000 (b) EQM Midstream Partners LP 6 .500 07/01/27 102,665
100,000 (b) Hilcorp Energy I LP / Hilcorp Finance Co 6 .250 04/15/32 93,428
25,000 ONEOK Inc 5 .050 11/01/34 24,134
40,000 ONEOK Inc 5 .700 11/01/54 37,439
20,000 Targa Resources Corp 5 .550 08/15/35 19,972
TOTAL ENERGY 344,331
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
40,000 American Tower Corp 2 .750 01/15/27 38,723
15,000 Essential Properties LP 2 .950 07/15/31 13,007
25,000 Essex Portfolio LP 5 .500 04/01/34 25,236
45,000 GLP Capital LP / GLP Financing II Inc 5 .750 06/01/28 45,790
15,000 GLP Capital LP / GLP Financing II Inc 4 .000 01/15/30 14,179
10,000 Healthcare Realty Holdings LP 2 .400 03/15/30 8,797
250,000 (b) RLJ Lodging Trust LP 3 .750 07/01/26 244,423
25,000 Ventas Realty LP 5 .000 01/15/35 24,178
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 414,333
FINANCIAL SERVICES - 0.0%
20,000 Goldman Sachs Group Inc/The 5 .536 01/28/36 20,279
15,000 Morgan Stanley 2 .188 04/28/26 14,970
45,000 Morgan Stanley 5 .587 01/18/36 45,957
95,000 Morgan Stanley 5 .230 01/15/31 96,546
TOTAL FINANCIAL SERVICES 177,752
FOOD, BEVERAGE & TOBACCO - 0.0%
65,000 Constellation Brands Inc 2 .875 05/01/30 58,964
25,000 (b) Mars Inc 4 .600 03/01/28 25,101
25,000 (b) Mars Inc 5 .200 03/01/35 25,125
15,000 (b) Mars Inc 5 .700 05/01/55 14,987
10,000 (b) Mars Inc 5 .650 05/01/45 10,022
20,000 Philip Morris International Inc 4 .750 11/01/31 19,941
TOTAL FOOD, BEVERAGE & TOBACCO 154,140
HEALTH CARE EQUIPMENT & SERVICES - 0.4%
625,000 (b),(c) CHS/Community Health Systems Inc 8 .000 12/15/27 618,345
30,000 CVS Health Corp 5 .050 03/25/48 25,600
10,000 Elevance Health Inc 4 .625 05/15/42 8,821

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
$ 30,000 HCA Inc 5 .250% 03/01/30 $ 30,356
20,000 HCA Inc 5 .750 03/01/35 20,180
152,624 (b) Radiology Partners Inc, (cash 4.275%, PIK 3.500%) 7 .775 01/31/29 151,098
446,584 (b) Team Health Holdings Inc, (cash 9.000%, PIK 4.500%) 9 .000 06/30/28 481,194
625,000 (c) Tenet Healthcare Corp 4 .625 06/15/28 603,230
250,000 Tenet Healthcare Corp 6 .125 10/01/28 248,856
15,000 UnitedHealth Group Inc 5 .050 04/15/53 13,584
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,201,264
HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
15,000 Haleon US Capital LLC 3 .625 03/24/32 13,811
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 13,811
INSURANCE - 0.4%
475,000 (b),(c) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4 .250 10/15/27 458,424
15,000 Arthur J Gallagher & Co 5 .150 02/15/35 14,864
907,000 Assurant Inc 7 .000 03/27/48 925,899
25,000 Berkshire Hathaway Finance Corp 2 .850 10/15/50 16,040
375,000 (b) HUB International Ltd 7 .250 06/15/30 386,252
20,000 Reinsurance Group of America Inc 5 .750 09/15/34 20,343
TOTAL INSURANCE 1,821,822
MATERIALS - 0.1%
15,000 Amcor Flexibles North America Inc 4 .000 05/17/25 14,979
30,000 Amcor Group Finance PLC 5 .450 05/23/29 30,680
250,000 (b) Arsenal AIC Parent LLC 8 .000 10/01/30 254,903
75,000 Ball Corp 6 .000 06/15/29 75,889
25,000 Berry Global Inc 1 .570 01/15/26 24,368
TOTAL MATERIALS 400,819
MEDIA & ENTERTAINMENT - 0.2%
200,000 CCO Holdings LLC / CCO Holdings Capital Corp 4 .500 05/01/32 173,612
45,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
6 .550 06/01/34 46,290
25,000 Comcast Corp 5 .350 05/15/53 23,320
175,000 (b) CSC Holdings LLC 5 .500 04/15/27 162,018
69,000 (b) McGraw-Hill Education Inc 5 .750 08/01/28 67,374
250,000 (b) Outfront Media Capital LLC / Outfront Media Capital Corp 5 .000 08/15/27 245,712
25,000 Warnermedia Holdings Inc 4 .279 03/15/32 22,026
TOTAL MEDIA & ENTERTAINMENT 740,352
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
25,000 Amgen Inc 5 .650 03/02/53 24,523
20,000 Gilead Sciences Inc 5 .500 11/15/54 19,792
250,000 (b) Organon & Co / Organon Foreign Debt Co-Issuer BV 5 .125 04/30/31 217,976
45,000 Pfizer Investment Enterprises Pte Ltd 5 .300 05/19/53 42,726
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 305,017
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
55,000 Broadcom Inc 5 .150 11/15/31 55,777
5,000 Intel Corp 5 .700 02/10/53 4,596
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 60,373
SOFTWARE & SERVICES - 0.0%
25,000 (b) Amentum Escrow Corp 7 .250 08/01/32 24,591
25,000 Oracle Corp 6 .000 08/03/55 24,969
TOTAL SOFTWARE & SERVICES 49,560
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
10,000 Apple Inc 2 .650 05/11/50 6,298
75,000 (b) CommScope Technologies LLC 5 .000 03/15/27 67,257
25,000 Hewlett Packard Enterprise Co 5 .000 10/15/34 24,356
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 97,911
TELECOMMUNICATION SERVICES - 0.3%
25,000 AT&T Inc 3 .650 06/01/51 17,706
30,000 AT&T Inc 3 .500 09/15/53 20,457
50,000 AT&T Inc 3 .800 12/01/57 35,101
375,000 (b) Frontier Communications Holdings LLC 5 .875 10/15/27 374,577

Portfolio of Investments March 31, 2025
(continued)
NMAI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES (continued)
$ 375,000 (b) Level 3 Financing Inc 10 .500% 05/15/30 $ 401,810
80,000 (b) Level 3 Financing Inc 10 .500 04/15/29 88,000
20,000 T-Mobile US Inc 5 .300 05/15/35 20,107
35,000 T-Mobile US Inc 5 .125 05/15/32 35,220
10,000 T-Mobile US Inc 5 .875 11/15/55 10,067
200,000 (b) Turkcell Iletisim Hizmetleri AS 7 .650 01/24/32 202,086
268,000 (b) Zayo Group Holdings Inc 4 .000 03/01/27 244,105
TOTAL TELECOMMUNICATION SERVICES 1,449,236
TRANSPORTATION - 0.1%
250,000 (b) United Airlines Inc 4 .375 04/15/26 246,025
TOTAL TRANSPORTATION 246,025
UTILITIES - 0.2%
45,000 AEP Transmission Co LLC 5 .400 03/15/53 43,072
30,000 Ameren Illinois Co 4 .950 06/01/33 29,846
10,000 Consolidated Edison Co of New York Inc 5 .500 03/15/55 9,709
20,000 DTE Electric Co 5 .200 03/01/34 20,133
30,000 Duke Energy Carolinas LLC 4 .250 12/15/41 25,639
30,000 Duke Energy Carolinas LLC 5 .350 01/15/53 28,653
35,000 Florida Power & Light Co 4 .800 05/15/33 34,734
15,000 Florida Power & Light Co 5 .050 04/01/28 15,289
15,000 Interstate Power and Light Co 3 .100 11/30/51 9,690
10,000 NiSource Inc 5 .850 04/01/55 9,940
484,000 (c) PG&E Corp 5 .000 07/01/28 470,841
50,000 PG&E Corp 5 .250 07/01/30 48,000
25,000 Public Service Co of Colorado 1 .875 06/15/31 21,108
TOTAL UTILITIES 766,654
TOTAL CORPORATE BONDS
(Cost $12,504,155) 12,336,985
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
60596668
EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS - 13 .8% ( 9 .5 % of Total
Investments) 60596668
ANGOLA - 0.0%
200,000 (b) Angolan Government International Bond 8 .750 04/14/32 172,011
TOTAL ANGOLA 172,011
ARGENTINA - 0.2%
475,000 Argentine Republic Government International Bond 4 .125 07/09/35 296,792
200,000 Argentine Republic Government International Bond 5 .000 01/09/38 131,517
110,000 Argentine Republic Government International Bond 0 .750 07/09/30 80,300
305,793 (b) Provincia de Buenos Aires/Government Bonds 6 .375 09/01/37 196,472
250,000 (b) YPF SA 8 .250 01/17/34 247,075
TOTAL ARGENTINA 952,156
AUSTRALIA - 0.2%
200,000 AngloGold Ashanti Holdings PLC 3 .750 10/01/30 184,581
500,000 (b),(h) Macquarie Bank Ltd/London 6 .125 09/08/73 502,648
TOTAL AUSTRALIA 687,229
BELGIUM - 0.0%
29,000 Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4 .900 02/01/46 26,740
10,000 Anheuser-Busch InBev Worldwide Inc 5 .000 06/15/34 10,064
TOTAL BELGIUM 36,804
BENIN - 0.0%
EUR 190,000 (b) Benin Government International Bond 4 .950 01/22/35 168,782
TOTAL BENIN 168,782
BRAZIL - 0.5%
BRL 600,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/31 86,388
200,000 Brazilian Government International Bond 4 .750 01/14/50 140,752
340,000 Brazilian Government International Bond 6 .000 10/20/33 330,811
200,000 (b) Klabin Austria GmbH 5 .750 04/03/29 200,011
200,000 (b) LD Celulose International GmbH 7 .950 01/26/32 206,215
200,000 (b) Minerva Luxembourg SA 8 .875 09/13/33 212,757

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BRAZIL
$ 145,000 Petrobras Global Finance BV 6 .750% 06/03/50 $ 135,165
115,000 Petrobras Global Finance BV 5 .500 06/10/51 89,361
200,000 (b) Raizen Fuels Finance SA 5 .700 01/17/35 190,030
TOTAL BRAZIL 1,591,490
CANADA - 0.2%
75,000 (b) 1011778 BC ULC / New Red Finance Inc 4 .000 10/15/30 67,876
150,000 (b) Air Canada 3 .875 08/15/26 146,682
45,000 Canadian Pacific Railway Co 2 .050 03/05/30 39,813
330,000 Enbridge Inc 5 .750 07/15/80 319,099
175,000 Enbridge Inc 5 .500 07/15/77 169,959
25,000 Nutrien Ltd 4 .900 03/27/28 25,226
75,000 (b) Open Text Holdings Inc 4 .125 12/01/31 66,233
TOTAL CANADA 834,888
CHILE - 0.3%
197,609 (b) Alfa Desarrollo SpA 2021 1 4 .550 09/27/51 151,630
200,000 (b),(h) Banco de Credito e Inversiones SA 8 .750 08/08/73 212,416
200,000 (b),(h) Banco del Estado de Chile 7 .950 11/02/73 209,578
CLP 140,000,000 (b) Bonos de la Tesoreria de la Republica en pesos, Reg S 5 .000 10/01/28 144,895
175,000 (b) Cia Cervecerias Unidas SA 3 .350 01/19/32 153,233
200,000 (b) Corp Nacional del Cobre de Chile 6 .440 01/26/36 207,769
200,000 (b) Empresa Nacional del Petroleo 6 .150 05/10/33 204,346
TOTAL CHILE 1,283,867
CHINA - 0.0%
200,000 (b) Lenovo Group Ltd 3 .421 11/02/30 184,067
TOTAL CHINA 184,067
COLOMBIA - 0.4%
200,000 (h) Bancolombia SA 8 .625 12/24/34 211,394
350,000 Colombia Government International Bond 3 .125 04/15/31 282,660
200,000 Colombia Government International Bond 8 .000 11/14/35 200,900
COP 725,000,000 Colombian TES 7 .750 09/18/30 148,623
200,000 Ecopetrol SA 4 .625 11/02/31 166,614
200,000 Ecopetrol SA 5 .875 11/02/51 135,103
200,000 (b) Grupo Aval Ltd 4 .375 02/04/30 179,024
TOTAL COLOMBIA 1,324,318
COSTA RICA - 0.0%
200,000 (b) Instituto Costarricense de Electricidad 6 .750 10/07/31 202,480
TOTAL COSTA RICA 202,480
COTE D'IVOIRE - 0.1%
395,000 Ivory Coast Government International Bond, Reg S 6 .125 06/15/33 351,353
EUR 170,000 Ivory Coast Government International Bond, Reg S 6 .875 10/17/40 154,649
TOTAL COTE D'IVOIRE 506,002
CZECH REPUBLIC - 0.0%
CZK 2,150,000 Czech Republic Government Bond 1 .750 06/23/32 79,934
TOTAL CZECH REPUBLIC 79,934
DOMINICAN REPUBLIC - 0.1%
200,000 (b) Aeropuertos Dominicanos Siglo XXI SA 7 .000 06/30/34 200,777
150,000 (b) Dominican Republic International Bond 7 .050 02/03/31 155,138
DOP 3,100,000 (b) Dominican Republic International Bond 13 .000 06/10/34 57,716
125,000 Dominican Republic International Bond, Reg S 7 .450 04/30/44 130,788
TOTAL DOMINICAN REPUBLIC 544,419
ECUADOR - 0.0%
260,000 (b) Ecuador Government International Bond 1 .000 07/31/35 126,443
TOTAL ECUADOR 126,443
EGYPT - 0.2%
220,000 (b) Egypt Government International Bond 7 .300 09/30/33 181,273
200,000 (b) Egypt Government International Bond 7 .600 03/01/29 190,572
205,000 (b) Egypt Government International Bond 8 .875 05/29/50 158,872
225,000 (b) Egypt Government International Bond 8 .500 01/31/47 170,589
TOTAL EGYPT 701,306

Portfolio of Investments March 31, 2025
(continued)
NMAI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EL SALVADOR - 0.0%
$ 190,000 (b) El Salvador Government International Bond 7 .125% 01/20/50 $ 151,105
150,000 (b) El Salvador Government International Bond 0 .250 04/17/30 3,258
TOTAL EL SALVADOR 154,363
FINLAND - 0.1%
446,000 (b),(h) Nordea Bank Abp 6 .300 03/25/74 429,928
TOTAL FINLAND 429,928
FRANCE - 1.9%
484,000 (b),(h) BNP Paribas SA 9 .250 05/17/73 517,288
610,000 (b),(h) BNP Paribas SA 8 .500 02/14/74 637,953
409,000 (b),(h) BNP Paribas SA 7 .375 03/10/74 408,945
625,000 (b),(h) BNP Paribas SA 8 .000 08/22/73 649,358
1,252,000 (b),(h) BNP Paribas SA 7 .750 02/16/71 1,289,568
200,000 (b),(h) BNP Paribas SA 7 .000 02/16/74 202,039
515,000 (b),(h) Credit Agricole SA 8 .125 03/23/74 523,755
1,359,000 (b),(h) Credit Agricole SA 6 .700 12/23/73 1,308,376
420,000 (b),(h) Societe Generale SA 8 .000 03/29/74 422,402
725,000 (b),(h) Societe Generale SA 9 .375 05/22/73 764,372
205,000 (b),(h) Societe Generale SA 8 .500 09/25/73 211,251
765,000 (b),(h) Societe Generale SA 10 .000 05/14/73 827,250
10,000 TotalEnergies Capital SA 5 .488 04/05/54 9,675
TOTAL FRANCE 7,772,232
GERMANY - 0.3%
1,000,000 (h) Deutsche Bank AG 6 .000 04/30/73 988,786
200,000 (h) Deutsche Bank AG, Reg S 4 .789 04/30/73 199,798
30,000 Deutsche Bank AG/New York NY 6 .819 11/20/29 31,813
TOTAL GERMANY 1,220,397
GHANA - 0.1%
367,320 (b) Ghana Government International Bond 5 .000 07/03/35 261,826
118,280 (b) Ghana Government International Bond 5 .000 07/03/29 103,412
200,000 (b) Kosmos Energy Ltd 7 .500 03/01/28 187,948
TOTAL GHANA 553,186
GUATEMALA - 0.1%
200,000 (b) CT Trust 5 .125 02/03/32 182,880
200,000 (b) Guatemala Government Bond 3 .700 10/07/33 166,200
180,000 (b) Millicom International Cellular SA 2029 2029 6 .250 03/25/29 179,237
TOTAL GUATEMALA 528,317
HONDURAS - 0.1%
150,000 (b) Honduras Government International Bond 8 .625 11/27/34 148,725
175,000 (b) Honduras Government International Bond 5 .625 06/24/30 157,150
TOTAL HONDURAS 305,875
HUNGARY - 0.1%
HUF 13,000,000 Hungary Government Bond 4 .500 03/23/28 32,875
210,000 (b) Hungary Government International Bond 5 .500 03/26/36 200,836
200,000 (b) Hungary Government International Bond 5 .250 06/16/29 199,119
200,000 (b) Magyar Export-Import Bank Zrt 6 .125 12/04/27 203,633
TOTAL HUNGARY 636,463
INDIA - 0.3%
200,000 (b) Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 160,568
200,000 (b) Indian Railway Finance Corp Ltd 3 .570 01/21/32 181,587
200,000 (b) IRB Infrastructure Developers Ltd 7 .110 03/11/32 201,607
200,000 (b) Muthoot Finance Ltd 6 .375 04/23/29 196,814
200,000
(b) ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9
Subsidiaries 4 .500 07/14/28 185,843
200,000 UPL Corp Ltd, Reg S 5 .250 11/27/72 194,985
TOTAL INDIA 1,121,404
INDONESIA - 0.3%
200,000 (b) Indika Energy Tbk PT 8 .750 05/07/29 197,092
IDR 2,219,999,999 Indonesia Treasury Bond 7 .125 06/15/38 132,629
200,000 (b) Medco Maple Tree Pte Ltd 8 .960 04/27/29 206,330
200,000 (b) Pertamina Persero PT 2 .300 02/09/31 170,520

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDONESIA
$ 335,000
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Reg
S 3 .875% 07/17/29 $ 317,727
200,000
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Reg
S 5 .250 05/15/47 171,273
TOTAL INDONESIA 1,195,571
IRAQ - 0.0%
150,000 (b) Iraq International Bond 5 .800 01/15/28 147,045
TOTAL IRAQ 147,045
ISRAEL - 0.1%
200,000 (b),(h) Bank Hapoalim BM, Reg S 3 .255 01/21/32 191,392
180,000 (b) Energean Israel Finance Ltd, Reg S 4 .875 03/30/26 177,768
200,000 (b) Israel Electric Corp Ltd, Reg S 4 .250 08/14/28 193,916
75,000 (b) Leviathan Bond Ltd, Reg S 6 .750 06/30/30 72,750
TOTAL ISRAEL 635,826
ITALY - 0.1%
620,000 (b),(h) Intesa Sanpaolo SpA 7 .700 03/17/74 619,260
TOTAL ITALY 619,260
JAMAICA - 0.0%
200,000 (b) Kingston Airport Revenue Finance Ltd 6 .750 12/15/36 201,560
TOTAL JAMAICA 201,560
JORDAN - 0.0%
200,000 (b) Jordan Government International Bond 5 .850 07/07/30 184,372
TOTAL JORDAN 184,372
KAZAKHSTAN - 0.1%
200,000 (b) Development Bank of Kazakhstan JSC 5 .500 04/15/27 200,808
200,000 (b) KazMunayGas National Co JSC 3 .500 04/14/33 169,135
TOTAL KAZAKHSTAN 369,943
KENYA - 0.1%
200,000 (b) Republic of Kenya Government International Bond 7 .250 02/28/28 192,465
200,000 (b) Republic of Kenya Government International Bond 6 .300 01/23/34 156,115
TOTAL KENYA 348,580
MACAU - 0.0%
200,000 (b) MGM China Holdings Ltd 7 .125 06/26/31 204,113
TOTAL MACAU 204,113
MALAYSIA - 0.1%
240,000 (b),(i) Petronas Capital Ltd 5 .340 04/03/35 241,624
205,000 (b) Petronas Capital Ltd 3 .404 04/28/61 133,806
TOTAL MALAYSIA 375,430
MEXICO - 1.0%
509,800 (b),(h) Banco Mercantil del Norte SA/Grand Cayman 8 .750 02/20/73 506,340
500,000 (b),(h) Banco Mercantil del Norte SA/Grand Cayman 7 .625 10/06/73 498,125
200,000 (b),(h) Banco Mercantil del Norte SA/Grand Cayman 8 .375 02/20/74 198,257
200,000 (b) Banco Nacional de Comercio Exterior SNC/Cayman Islands 2 .720 08/11/31 187,595
185,366 (b) Borr IHC Ltd / Borr Finance LLC 10 .000 11/15/28 176,293
200,000 (b) Comision Federal de Electricidad 6 .125 06/16/45 177,440
198,850
(b) FIEMEX Energia - Banco Actinver SA Institucion de Banca
Multiple 7 .250 01/31/41 196,663
200,000 (b) Gruma SAB de CV 5 .761 12/09/54 191,631
200,000 (b) Grupo Aeromexico SAB de CV 8 .625 11/15/31 192,476
MXN 3,600,000 Mexican Bonos 8 .500 11/18/38 160,828
250,000 Mexico Government International Bond 6 .400 05/07/54 228,178
200,000 Mexico Government International Bond 4 .280 08/14/41 151,542
200,000 (b) Nemak SAB de CV 3 .625 06/28/31 153,429
445,000 Petroleos Mexicanos 6 .840 01/23/30 407,875
200,000 Petroleos Mexicanos 6 .950 01/28/60 136,501
262,000 Petroleos Mexicanos 6 .750 09/21/47 179,148
245,000 Petroleos Mexicanos 5 .950 01/28/31 207,437
TOTAL MEXICO 3,949,758

Portfolio of Investments March 31, 2025
(continued)
NMAI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MOROCCO - 0.1%
$ 200,000 (b) Morocco Government International Bond 5 .500% 12/11/42 $ 177,973
200,000 (b) OCP SA 5 .125 06/23/51 153,279
TOTAL MOROCCO 331,252
NETHERLANDS - 0.5%
185,000 Aegon Ltd 5 .500 04/11/48 183,919
845,000 (h) ING Groep NV 5 .750 11/16/73 838,352
633,000 (h) ING Groep NV, Reg S 7 .500 05/16/72 648,825
TOTAL NETHERLANDS 1,671,096
NIGERIA - 0.1%
200,000 (b) IHS Holding Ltd 7 .875 05/29/30 198,604
200,000 Nigeria Government International Bond, Reg S 7 .625 11/28/47 151,030
275,000 (b) Nigeria Government International Bond 10 .375 12/09/34 275,981
TOTAL NIGERIA 625,615
OMAN - 0.0%
200,000 Oman Government International Bond, Reg S 6 .750 01/17/48 206,537
TOTAL OMAN 206,537
PAKISTAN - 0.0%
260,000 (b) Pakistan Government International Bond 8 .875 04/08/51 204,134
TOTAL PAKISTAN 204,134
PANAMA - 0.2%
200,000 (b) Aeropuerto Internacional de Tocumen SA 5 .125 08/11/61 141,000
200,000 (b) Empresa de Transmision Electrica SA 5 .125 05/02/49 145,750
200,000 Panama Government International Bond 8 .000 03/01/38 206,000
300,000 Panama Government International Bond 4 .500 04/01/56 182,520
166,301 (b) UEP Penonome II SA 2020 1 6 .500 10/01/38 148,007
TOTAL PANAMA 823,277
PARAGUAY - 0.0%
200,000 (b) Paraguay Government International Bond 6 .000 02/09/36 199,800
TOTAL PARAGUAY 199,800
PERU - 0.1%
200,000 (b) Niagara Energy SAC 5 .746 10/03/34 197,743
150,000 Peruvian Government International Bond 3 .000 01/15/34 124,308
PEN 250,000 (b) Peruvian Government International Bond 5 .400 08/12/34 61,922
TOTAL PERU 383,973
PHILIPPINES - 0.0%
200,000 Philippine Government International Bond 4 .200 03/29/47 166,309
TOTAL PHILIPPINES 166,309
POLAND - 0.1%
200,000 (b) Bank Gospodarstwa Krajowego 5 .375 05/22/33 199,682
PLN 525,000 Republic of Poland Government Bond 2 .750 10/25/29 122,057
PLN 375,000 Republic of Poland Government Bond 6 .000 10/25/33 98,971
100,000 Republic of Poland Government International Bond 5 .375 02/12/35 100,525
90,000 Republic of Poland Government International Bond 5 .500 04/04/53 84,693
TOTAL POLAND 605,928
QATAR - 0.0%
310,000 (b) QatarEnergy 3 .300 07/12/51 213,769
TOTAL QATAR 213,769
REPUBLIC OF SERBIA - 0.0%
200,000 (b) Serbia International Bond 6 .500 09/26/33 205,921
TOTAL REPUBLIC OF SERBIA 205,921
ROMANIA - 0.1%
EUR 185,000 (b) Romanian Government International Bond 5 .250 05/30/32 192,661
110,000 (b) Romanian Government International Bond 5 .750 03/24/35 99,412
102,000 (b) Romanian Government International Bond 5 .875 01/30/29 101,569
TOTAL ROMANIA 393,642
RWANDA - 0.1%
300,000 (b) Rwanda International Government Bond 5 .500 08/09/31 242,558
TOTAL RWANDA 242,558

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SAUDI ARABIA - 0.2%
$ 200,000 (b) EIG Pearl Holdings Sarl 4 .387% 11/30/46 $ 158,579
200,000 Saudi Arabian Oil Co, Reg S 4 .250 04/16/39 174,049
385,000 Saudi Government International Bond, Reg S 3 .750 01/21/55 261,800
200,000 (b) Saudi Government International Bond 5 .625 01/13/35 205,640
TOTAL SAUDI ARABIA 800,068
SENEGAL - 0.1%
215,000 Senegal Government International Bond, Reg S 6 .750 03/13/48 140,288
200,000 (b) Senegal Government International Bond 6 .750 03/13/48 130,500
TOTAL SENEGAL 270,788
SOUTH AFRICA - 0.3%
500,000 (b) Eskom Holdings SOC Ltd 8 .450 08/10/28 516,620
ZAR 4,000,000 Republic of South Africa Government Bond 8 .875 02/28/35 195,592
200,000 Republic of South Africa Government International Bond 5 .375 07/24/44 149,275
200,000 (b) Republic of South Africa Government International Bond 7 .100 11/19/36 193,840
250,000 (b) Transnet SOC Ltd 8 .250 02/06/28 254,351
TOTAL SOUTH AFRICA 1,309,678
SPAIN - 0.9%
440,000 (h) Banco Bilbao Vizcaya Argentaria SA 6 .125 02/16/74 422,843
673,000 (h) Banco Bilbao Vizcaya Argentaria SA 9 .375 12/19/73 730,726
200,000 (h) Banco Bilbao Vizcaya Argentaria SA 7 .750 04/14/73 195,770
600,000 (h) Banco Santander SA 8 .000 11/01/73 623,931
1,000,000 (h) Banco Santander SA 9 .625 02/21/74 1,148,682
400,000 (h) Banco Santander SA 4 .750 08/12/73 383,438
TOTAL SPAIN 3,505,390
SRI LANKA - 0.0%
79,065 (b) Sri Lanka Government International Bond 3 .600 02/15/38 61,967
129,323 (b) Sri Lanka Government International Bond 3 .350 03/15/33 101,196
56,938 (b) Sri Lanka Government International Bond 3 .600 06/15/35 38,433
TOTAL SRI LANKA 201,596
SUPRANATIONAL - 0.0%
INR 12,500,000 European Bank for Reconstruction & Development 6 .300 10/26/27 145,130
TOTAL SUPRANATIONAL 145,130
SWITZERLAND - 0.8%
1,000,000 (e) Credit Suisse Group AG 0 .000 01/17/72 112,500
1,645,000 (e) Credit Suisse Group AG 7 .250 03/12/72 185,063
300,000 (e) Credit Suisse Group AG 6 .380 02/21/72 33,750
575,000 (e) Credit Suisse Group AG 7 .500 06/11/72 64,688
735,000 (e) Credit Suisse Group AG 7 .500 01/17/72 82,688
250,000 (b),(h) UBS Group AG 7 .750 04/12/73 260,113
993,000 (b),(h) UBS Group AG 9 .250 05/13/73 1,133,213
420,000 (b),(h) UBS Group AG 9 .250 05/13/73 456,136
932,000 (h) UBS Group AG, Reg S 6 .875 08/07/73 933,397
TOTAL SWITZERLAND 3,261,548
THAILAND - 0.0%
200,000 (b) Bangkok Bank PCL/Hong Kong 3 .466 09/23/36 176,378
TOTAL THAILAND 176,378
TOGO - 0.0%
200,000 (b) Ecobank Transnational Inc 10 .125 10/15/29 208,724
TOTAL TOGO 208,724
TURKEY - 0.2%
200,000 (b) Limak Cimento Sanayi ve Ticaret AS 9 .750 07/25/29 198,175
EUR 200,000 Turkiye Government International Bond 5 .875 05/21/30 221,158
200,000 Turkiye Government International Bond 7 .125 07/17/32 196,280
250,000 Turkiye Government International Bond 6 .000 01/14/41 204,412
200,000 (b) Ulker Biskuvi Sanayi AS 7 .875 07/08/31 201,228
TOTAL TURKEY 1,021,253
UGANDA - 0.0%
UGX 353,000,000 Republic of Uganda Government Bonds 14 .250 06/22/34 84,369
TOTAL UGANDA 84,369

Portfolio of Investments March 31, 2025
(continued)
NMAI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UKRAINE - 0.1%
$ 243,699 (b) Ukraine Government International Bond 1 .750% 02/01/29 $ 157,186
311,275 (b) Ukraine Government International Bond 0 .000 02/01/35 171,201
67,730 (b) Ukraine Government International Bond 0 .000 02/01/36 37,082
TOTAL UKRAINE 365,469
UNITED ARAB EMIRATES - 0.2%
400,000 Emirate of Dubai Government International Bonds, Reg S 3 .900 09/09/50 289,952
211,978 (b) Galaxy Pipeline Assets Bidco Ltd 2022 2022 2 .940 09/30/40 173,275
435,000 (b) Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 367,467
184,448 (b) Sweihan PV Power Co PJSC 2022 1 3 .625 01/31/49 152,075
TOTAL UNITED ARAB EMIRATES 982,769
UNITED KINGDOM - 2.6%
200,000 (h) Barclays PLC 7 .625 06/15/73 195,589
230,000 (h) Barclays PLC 6 .125 12/15/73 229,822
597,000 (h) Barclays PLC 8 .000 12/15/73 615,485
1,625,000 (h) Barclays PLC 9 .625 03/15/73 1,782,383
1,123,000 (h) HSBC Holdings PLC 6 .950 03/11/74 1,118,876
394,000 (h) HSBC Holdings PLC 6 .875 03/11/74 394,191
710,000 (h) HSBC Holdings PLC 6 .000 11/22/73 705,317
275,000 (h) HSBC Holdings PLC 6 .950 08/27/73 273,820
715,000 (h) HSBC Holdings PLC 8 .000 09/07/73 752,493
200,000 (h) HSBC Holdings PLC 6 .500 09/23/73 200,371
10,000 HSBC Holdings PLC 5 .450 03/03/36 9,963
630,000 (h) Lloyds Banking Group PLC 7 .500 12/27/73 632,137
221,000 (h) Lloyds Banking Group PLC 6 .750 12/27/73 210,073
771,000 (h) Lloyds Banking Group PLC 8 .000 06/27/73 800,124
300,000 (b) Merlin Entertainments Group US Holdings Inc 7 .375 02/15/31 283,364
682,000 (h) NatWest Group PLC 8 .125 06/30/73 716,017
242,000 (h) NatWest Group PLC 7 .300 12/31/73 238,961
222,000 (h) NatWest Group PLC 6 .000 09/30/73 221,644
680,000 (h) NatWest Group PLC 8 .000 09/30/73 683,620
200,000 (h) Phoenix Group Holdings PLC, Reg S 8 .500 12/12/72 207,725
600,000 (b),(h) Standard Chartered PLC 7 .750 02/15/74 621,405
190,000 Vodafone Group PLC 4 .125 06/04/81 168,668
TOTAL UNITED KINGDOM 11,062,048
URUGUAY - 0.0%
UYU 6,200,000 Uruguay Government International Bond 8 .250 05/21/31 137,946
TOTAL URUGUAY 137,946
UZBEKISTAN - 0.0%
200,000 (b) Republic of Uzbekistan International Bond 6 .900 02/28/32 198,000
TOTAL UZBEKISTAN 198,000
ZAMBIA - 0.1%
138,527 (b) Zambia Government International Bond 5 .750 06/30/33 121,246
197,169 (b) Zambia Government International Bond 0 .500 12/31/53 120,638
TOTAL ZAMBIA 241,884
TOTAL EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS
(Cost $66,773,622) 60,596,668
SHARES DESCRIPTION VALUE
35935581 EXCHANGE-TRADED FUNDS - 8 .2% ( 5 .6 % of Total Investments) 35935581
40,697 3i Infrastructure PLC 167,668
642,894 iShares Core MSCI Emerging Markets ETF 34,696,989
8,081 iShares MSCI India ETF 416,010
9,813 iShares MSCI Saudi Arabia ETF 405,964
2,600 iShares U.S. Real Estate ETF 248,950
TOTAL EXCHANGE-TRADED FUNDS
(Cost $31,003,467) 35,935,581

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 18.2% (12.5% of Total Investments) –
$ 420,000 (d) BANK 2019-BNK24, Series 2019 BN24 3 .283% 11/15/62 $ 384,533
320,649 (b),(d) BX Commercial Mortgage Trust 2021-CIP, Series 2021 CIP,
(TSFR1M + 1.035%)
5 .354 12/15/38 320,001
770,000 (b),(d) Connecticut Avenue Securities Trust 2022-R03, Series 2022 R03,
(SOFR30A + 3.500%)
7 .840 03/25/42 799,096
410,000 (b),(d) Connecticut Avenue Securities Trust 2022-R04, Series 2022 R04,
(SOFR30A + 3.100%)
7 .440 03/25/42 423,145
475,000 (b),(d) Connecticut Avenue Securities Trust 2022-R05, Series 2022 R05,
(SOFR30A + 7.000%)
11 .340 04/25/42 513,719
60,000 (b),(d) Connecticut Avenue Securities Trust 2022-R05, Series 2022 R05,
(SOFR30A + 3.000%)
7 .340 04/25/42 61,576
970,000 (b),(d) Connecticut Avenue Securities Trust 2022-R06, Series 2022 R06,
(SOFR30A + 3.850%)
8 .190 05/25/42 1,014,872
900,000 (b),(d) Connecticut Avenue Securities Trust 2022-R07, Series 2022 R07,
(SOFR30A + 4.650%)
8 .986 06/25/42 958,538
35,000 (b),(d) Connecticut Avenue Securities Trust 2022-R08, Series 2022 R08,
(SOFR + 3.600%)
7 .940 07/25/42 36,527
105,000 (b),(d) Connecticut Avenue Securities Trust 2022-R09, Series 2022 R09,
(SOFR30A + 4.750%)
9 .086 09/25/42 112,540
500,000 (b),(d) Connecticut Avenue Securities Trust 2023-R01, Series 2023 R01,
(SOFR30A + 3.750%)
8 .086 12/25/42 526,838
935,000 (b),(d) Connecticut Avenue Securities Trust 2023-R05, Series 2023 R05,
(SOFR30A + 3.100%)
7 .436 06/25/43 974,686
695,000 (b),(d) Connecticut Avenue Securities Trust 2023-R06, Series 2023 R06,
(SOFR30A + 2.700%)
7 .040 07/25/43 714,647
210,000 (b),(d) Connecticut Avenue Securities Trust 2023-R06, Series 2023 R06,
(SOFR30A + 3.900%)
9 .188 07/25/43 221,763
826,485 (j) Fannie Mae Pool, FN MA5039 5 .500 06/01/53 826,679
3,073,942 (j) Fannie Mae Pool, FN MA4732 4 .000 09/01/52 2,868,635
1,486,869 (j) Fannie Mae Pool, FN FS1533 3 .000 04/01/52 1,301,796
475,538 (j) Fannie Mae Pool, FN FS7299 3 .000 05/01/52 415,918
784,303 (j) Fannie Mae Pool, FN MA4579 3 .000 04/01/52 680,406
1,324,028 (j) Fannie Mae Pool, FN MA4626 4 .000 06/01/52 1,235,932
2,537,094 (j) Fannie Mae Pool, FN MA4655 4 .000 07/01/52 2,368,282
3,865,163 (j) Fannie Mae Pool, FN MA4733 4 .500 09/01/52 3,703,611
3,621,944 (j) Fannie Mae Pool, FN MA4737, Series 2022 1 5 .000 08/01/52 3,562,131
2,585,930 (j) Fannie Mae Pool, FN MA4783 4 .000 10/01/52 2,413,054
2,953,988 (j) Fannie Mae Pool, FN MA4805, Series 2022 1 4 .500 11/01/52 2,830,838
1,101,203 (j) Fannie Mae Pool, FN MA4918 5 .000 02/01/53 1,081,871
967,802 (j) Fannie Mae Pool, FN MA4978 5 .000 04/01/53 950,762
449,973 (j) Fannie Mae Pool, FN MA5106 5 .000 08/01/53 441,957
1,913,119 (j) Fannie Mae Pool, FN FS0522 2 .500 02/01/52 1,609,652
1,280,441 (j) Fannie Mae Pool, FN CB3905 3 .500 06/01/52 1,156,732
1,189,392 (j) Fannie Mae Pool, FN CB3599 3 .500 05/01/52 1,075,310
1,848,373 (j) Fannie Mae Pool, FN MA4700, Series 2022 1 4 .000 08/01/52 1,725,387
773,193 (j) Fannie Mae Pool, FN CB2795 3 .000 02/01/52 673,864
1,392,098 (j) Fannie Mae Pool, FN CB1301 2 .500 08/01/51 1,171,404
499,655 (j) Fannie Mae Pool, FN BW3383 4 .500 07/01/52 478,806
4,371,020 (j) Fannie Mae Pool, FN BW3382 4 .500 07/01/52 4,187,400
639,734 (j) Fannie Mae Pool, FN MA4785 5 .000 10/01/52 628,840
3,190,972 (j) Fannie Mae Pool, FN MA4919 5 .500 02/01/53 3,193,777
1,049,301 (j) Fannie Mae Pool, FN MA4942 6 .000 03/01/53 1,066,096
127,700 Fannie Mae Pool, FN MA4920 6 .000 02/01/53 130,084
847,195 (j) Fannie Mae Pool, FN MA4644, Series 2022 1 4 .000 05/01/52 790,828
3,212,031 (j) Fannie Mae Pool, FN MA4600, Series 2022 2 3 .500 05/01/52 2,901,527
74,733 Fannie Mae Pool, FN MA5389 6 .000 06/01/54 75,919
618,162 (j) Fannie Mae Pool, FN MA5247 6 .000 01/01/54 627,990
1,594,664 (j) Fannie Mae Pool, FN FS1535 3 .000 04/01/52 1,394,636
2,702,279 (j) Fannie Mae Pool, FN MA5165 5 .500 10/01/53 2,700,722
1,004,116 Fannie Mae Pool, FN MA5107 5 .500 08/01/53 1,004,200
31,291 Freddie Mac Gold Pool, FG U99084 4 .500 02/01/44 30,684
1,364,038 (j) Freddie Mac Pool, FR RA6766 2 .500 02/01/52 1,151,587
875,088 (j) Freddie Mac Pool, FR QE5382 4 .500 07/01/52 838,383

Portfolio of Investments March 31, 2025
(continued)
NMAI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 775,063 (j) Freddie Mac Pool, FR SD8288 5 .000% 01/01/53 $ 761,664
81,343 Freddie Mac Pool, FR SD8220 3 .000 06/01/52 70,567
1,605,100 (j) Freddie Mac Pool, FR RA9629 5 .500 08/01/53 1,605,229
371,352 (j) Freddie Mac Pool, FR SD4810 3 .000 04/01/52 325,640
1,230,481 Freddie Mac REMICS, Series 2021 5160 3 .000 09/25/50 906,815
255,000 (b),(d) Freddie Mac STACR REMIC Trust 2022-DNA4, Series 2022 DNA4,
(SOFR30A + 3.350%)
7 .690 05/25/42 265,067
1,000,000 (b),(d) Freddie Mac STACR REMIC Trust 2022-DNA5, Series 2022 DNA5,
(SOFR30A + 4.500%)
8 .840 06/25/42 1,063,051
165,000 (b),(d) Freddie Mac STACR REMIC Trust 2022-HQA2, Series 2022 HQA2,
(SOFR30A + 4.000%)
8 .340 07/25/42 174,137
285,000 (b),(d) Freddie Mac STACR REMIC Trust 2023-DNA1, Series 2023 DNA1,
(SOFR30A + 3.100%)
8 .444 03/25/43 296,994
373,608 (j) Ginnie Mae II Pool, G2 MA7768, Series 2021 1 3 .000 12/20/51 331,094
292,711 (j) Ginnie Mae II Pool, G2 MA7419, Series 2021 MTGE 3 .000 06/20/51 259,402
457,191 (j) Ginnie Mae II Pool, G2 MA7871, Series 2022 1 2 .500 02/20/52 380,105
1,320,687 (j) Ginnie Mae II Pool, G2 MA8149 3 .500 07/20/52 1,210,956
838,022 (j) Ginnie Mae II Pool, G2 MA8200 4 .000 08/20/52 786,297
643,412 (j) Ginnie Mae II Pool, G2 MA8428 5 .000 11/20/52 633,881
261,406 Government National Mortgage Association, Series 2022 124 4 .000 07/20/52 215,822
764,787 Government National Mortgage Association, Series 2013 188 2 .500 12/20/43 680,186
468,156 Government National Mortgage Association, Series 2022 174 4 .500 09/20/52 436,603
244,264 Government National Mortgage Association, Series 2021 209 3 .000 11/20/51 179,928
419,434 Government National Mortgage Association, Series 2023 111 3 .000 02/20/52 291,262
100,000 (b),(d) GS Mortgage Securities Corp Trust 2021-ARDN, Series 2021
ARDN, (TSFR1M + 1.364%)
5 .684 11/15/36 99,440
804,105 (b),(d) GS Mortgage-Backed Securities Corp Trust 2022-PJ2, Series
2022 PJ2
3 .000 06/25/52 680,734
283,021 (b),(d) GS Mortgage-Backed Securities Trust 2021-PJ10, Series 2021
PJ10
2 .500 03/25/52 230,205
413,391 (b),(d) GS Mortgage-Backed Securities Trust 2022-GR2, Series 2022
GR2
3 .000 08/26/52 349,966
293,177 (b),(d) GS Mortgage-Backed Securities Trust 2022-HP1, Series 2022 HP1 3 .000 09/25/52 248,196
473,209 (b),(d) GS Mortgage-Backed Securities Trust 2022-INV1, Series 2022
INV1
3 .000 07/25/52 400,607
241,622 (b),(d) GS Mortgage-Backed Securities Trust 2022-PJ5, Series 2022 PJ5 3 .000 10/25/52 204,551
245,330 (b),(d) GS Mortgage-Backed Securities Trust 2023-PJ1, Series 2023 PJ1 3 .500 02/25/53 214,521
389,215 (b),(d) J.P. Morgan Mortgage Trust 2021-15, Series 2021 15 2 .500 06/25/52 316,582
328,129 (b),(d) J.P. Morgan Mortgage Trust 2022-4, Series 2022 4 3 .000 10/25/52 277,785
209,075 (b),(d) J.P. Morgan Mortgage Trust 2022-6, Series 2022 6 3 .000 11/25/52 176,997
506,754 (b),(d) J.P. Morgan Mortgage Trust 2022-INV3, Series 2022 INV3 3 .000 09/25/52 429,953
122,627 (b),(d) J.P. Morgan Mortgage Trust 2022-LTV2, Series 2022 LTV2 3 .500 09/25/52 107,533
1,140,333 (b),(d) JP Morgan Mortgage Trust 2022-2, Series 2022 2 3 .000 08/25/52 967,510
707,609 (b),(d) JP Morgan Mortgage Trust 2022-3, Series 2022 3 3 .000 08/25/52 599,043
1,493,674 (b),(d) JP Morgan Mortgage Trust 2022-LTV1, Series 2022 LTV1 3 .250 07/25/52 1,320,548
576,642 (b),(d) JP Morgan Mortgage Trust Series 2024-3, Series 2024 3 3 .000 05/25/54 488,170
279,905 (b),(d) OBX 2022-INV5 Trust, Series 2022 INV5 4 .000 10/25/52 252,871
642,246 (b),(d) RCKT Mortgage Trust 2022-2, Series 2022 2 2 .500 02/25/52 522,394
83,118 (b),(d) RCKT Mortgage Trust 2022-3, Series 2022 3 3 .000 05/25/52 70,366
171,377 (b),(d) RCKT Mortgage Trust 2022-4, Series 2022 4 3 .500 06/25/52 150,282
109,061 (b),(d) Wells Fargo Mortgage Backed Securities 2021-2 Trust, Series
2021 2
2 .500 06/25/51 88,709
169,048 (b),(d) Wells Fargo Mortgage Backed Securities 2022-2 Trust, Series
2022 2
2 .500 12/25/51 137,501
202,380 (b),(d) Wells Fargo Mortgage Backed Securities 2022-INV1 Trust, Series
2022 INV1
3 .500 03/25/52 177,597
121,428 (b),(d) Wells Fargo Mortgage Backed Securities 2022-INV1 Trust, Series
2022 INV1
3 .000 03/25/52 103,025
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $81,798,285) 79,847,967

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
18288035 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4 .2% ( 2 .9 % of Total Investments) 18288035
$ 93,000 CoBank ACB 7 .250% 07/01/73 $ 93,832
325,000 CoBank ACB 6 .250 10/01/73 324,734
764,999 CoBank ACB 6 .450 01/01/74 763,968
525,000 (b) Farm Credit Bank of Texas 6 .200 09/15/73 514,500
152,000 (b) Farm Credit Bank of Texas 7 .750 09/15/73 158,460
691,807 (k) United States Treasury Inflation Indexed Bonds 0 .875 01/15/29 680,975
397,389 (k) United States Treasury Inflation Indexed Bonds 1 .375 07/15/33 387,611
279,369 (k) United States Treasury Inflation Indexed Bonds 0 .250 07/15/29 267,580
398,560 (k) United States Treasury Inflation Indexed Bonds 0 .750 07/15/28 393,860
397,073 (k) United States Treasury Inflation Indexed Bonds 1 .250 04/15/28 397,169
696,904 (k) United States Treasury Inflation Indexed Bonds 1 .625 10/15/27 708,327
393,705 (k) United States Treasury Inflation Indexed Bonds 0 .125 04/15/27 386,482
639,738 (k) United States Treasury Inflation Indexed Bonds 1 .125 01/15/33 612,832
385,058 (k) United States Treasury Inflation Indexed Bonds 2 .125 04/15/29 396,446
388,607 (k) United States Treasury Inflation Indexed Bonds 1 .625 10/15/29 394,083
418,467 (k) United States Treasury Inflation Indexed Bonds 0 .500 01/15/28 410,995
263,474 (k) United States Treasury Inflation Indexed Bonds 1 .750 01/15/34 263,018
648,081 (k) United States Treasury Inflation Indexed Bonds 2 .375 10/15/28 675,156
490,918 (k) United States Treasury Inflation Indexed Bonds 3 .625 04/15/28 526,099
289,797 (k) United States Treasury Inflation Indexed Bonds 3 .875 04/15/29 318,434
357,864 (k) United States Treasury Inflation Indexed Bonds 3 .375 04/15/32 399,878
492,713 (k) United States Treasury Inflation Indexed Bonds 1 .750 01/15/28 500,802
389,689 (k) United States Treasury Inflation Indexed Bonds 1 .875 07/15/34 393,311
308,613 (k) United States Treasury Inflation Indexed Bonds 0 .125 01/15/30 290,332
281,789 (k) United States Treasury Inflation Indexed Bonds 2 .125 01/15/35 289,239
433,563 (k) United States Treasury Inflation Indexed Bonds 0 .125 07/15/30 406,087
847,748 (k) United States Treasury Inflation Indexed Bonds 0 .125 04/15/26 841,821
711,000 (k) United States Treasury Inflation Indexed Bonds 0 .125 07/15/31 652,814
406,802 (k) United States Treasury Inflation Indexed Bonds 0 .125 10/15/26 403,546
732,041 (k) United States Treasury Inflation Indexed Bonds 0 .125 01/15/31 676,058
394,443 (k) United States Treasury Inflation Indexed Bonds 0 .375 01/15/27 390,353
744,737 (k) United States Treasury Inflation Indexed Bonds - When Issued 0 .125 01/15/32 673,974
546,560 (k) United States Treasury Inflation Indexed Bonds - When Issued 0 .625 07/15/32 510,179
50,000 United States Treasury Note/Bond 4 .625 05/31/31 51,564
215,000 United States Treasury Note/Bond 3 .875 08/15/34 209,558
160,000 United States Treasury Note/Bond 4 .125 10/31/26 160,400
200,000 United States Treasury Note/Bond 4 .375 11/15/39 198,992
55,000 United States Treasury Note/Bond 4 .000 12/15/27 55,161
235,000 United States Treasury Note/Bond 4 .875 10/31/30 245,134
212,700 United States Treasury Note/Bond 3 .875 08/15/33 208,463
313,500 United States Treasury Note/Bond 4 .125 07/31/28 315,717
106,200 United States Treasury Note/Bond 4 .000 02/15/34 104,756
110,000 United States Treasury Note/Bond 3 .750 08/31/26 109,665
60,000 United States Treasury Note/Bond 4 .625 05/15/54 60,195
449,400 United States Treasury Note/Bond 3 .875 05/15/43 410,218
475,100 United States Treasury Note/Bond 3 .625 05/15/53 400,198
445,700 United States Treasury Note/Bond 2 .875 05/15/49 328,512
240,000 United States Treasury Note/Bond 4 .625 02/15/35 247,950
80,000 United States Treasury Note/Bond 3 .750 08/31/31 78,597
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $17,982,294) 18,288,035
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
78262623 VARIABLE RATE SENIOR LOAN INTERESTS - 17 .8% ( 12 .2 % of Total Investments) 78262623
AUTOMOBILES & COMPONENTS - 0.3%
234,755 (d) Adient US LLC, Term Loan B2, (TSFR1M + 2.250%) 6 .575 01/29/31 232,173
625,000 (d) Clarios Global LP, Term Loan B, (TSFR1M + 2.750%) 7 .075 01/28/32 616,665
388,052 (d) Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 6 .825 05/06/30 383,396
TOTAL AUTOMOBILES & COMPONENTS 1,232,234

Portfolio of Investments March 31, 2025
(continued)
NMAI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.3%
$ 68,746 (d) ACProducts, Inc., Term Loan B, (TSFR3M + 4.250%) 8 .811% 05/17/28 $ 45,573
4,808 (d),(l) Air Comm Corporation, LLC, Delayed Draw Term Loan 4 .000 12/11/31 4,790
57,692 (d) Air Comm Corporation, LLC, Term Loan, (TSFR1M + 3.000%) 7 .322 12/11/31 57,476
159,210 (d) Ali Group North America Corporation, Term Loan B, (TSFR1M +
2.000%)
6 .439 07/23/29 159,563
89,655 (d) Archkey Solutions LLC, Term Loan B, (TSFR1M + 4.750%) 9 .073 11/03/31 89,711
124,375 (d) Azorra Soar TLB Finance Ltd, Term Loan B, (TSFR3M + 3.500%) 7 .799 10/18/29 124,998
102,485 (d) Barentz International B.V., Term Loan B, (TSFR3M + 3.250%) 7 .649 03/28/31 102,037
392,000 (d) Barnes Group Inc, Term Loan B, (TSFR1M + 3.000%) 7 .322 01/27/32 389,877
43,780 (d) Bleriot US Bidco Inc., Term Loan B, (TSFR3M + 2.750%) 7 .049 10/17/30 43,510
61,692 (d) Centuri Group, Inc, Term Loan B, (TSFR1M + 2.500%) 6 .942 08/28/28 61,741
422,290 (d) Chamberlain Group Inc, Term Loan B, (TSFR1M + 3.250%) 7 .675 11/03/28 418,869
216,732 (d) Chart Industries, Inc., Term Loan B, (TSFR3M + 2.500%) 6 .805 03/18/30 217,093
51,000 (d) Conair Holdings, LLC, Term Loan B, (CME Term SOFR 1 Month +
3.750%)
9 .191 05/17/28 44,297
147,809 (d) Core & Main LP, Term Loan B, (TSFR6M + 2.000%) 6 .270 07/27/28 147,809
39,310 (d) Cornerstone Building Brands, Inc., Term Loan B, (TSFR1M +
3.250%)
7 .669 04/12/28 33,266
240,033 (d) Filtration Group Corporation, Term Loan B, (TSFR1M + 3.000%) 7 .325 10/24/28 240,128
243,775 (d) Gates Global LLC, Term Loan B5, (TSFR1M + 1.750%) 6 .075 06/04/31 241,676
75,431 (d),(i) Kaman Corporation, Delayed Draw Term Loan, (TBD) TBD TBD 74,519
799,568 (d),(i) Kaman Corporation, Term Loan B, (TBD) TBD TBD 789,906
250,000 (d) Madison IAQ LLC, Term Loan, (TSFR6M + 2.500%) 6 .762 06/21/28 247,546
69,650 (d) Madison Safety & Flow LLC, Term Loan B, (TSFR1M + 2.750%) 7 .075 09/26/31 69,617
84,363 (d) MI Windows and Doors, LLC, Term Loan B2, (TSFR1M + 3.000%) 7 .325 03/28/31 83,050
72,000 (d),(i) Minimax Viking GmbH, Term Loan B, (TBD) TBD TBD 71,865
537,000 (d) Quikrete Holdings, Inc., Term Loan B, (TSFR1M + 2.250%) 6 .575 01/31/32 531,646
162,774 (d) Quikrete Holdings, Inc., Term Loan B1, (TSFR1M + 2.250%) 6 .575 04/14/31 161,192
125,000 (d),(i) TK Elevator US Newco Inc, (TBD) TBD TBD 124,821
443,399 (d) TK Elevator US Newco Inc, Term Loan B, (TSFR6M + 3.500%) 7 .737 04/15/30 442,762
155,220 (d) TransDigm, Inc., Term Loan, (TSFR3M + 2.500%) 6 .799 01/20/32 154,594
87,384 (d) TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%) 6 .799 02/28/31 87,002
599,192 (d) Victory Buyer LLC, Term Loan, (TSFR1M + 3.750%) 8 .189 11/20/28 583,035
TOTAL CAPITAL GOODS 5,843,969
COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
704,284 (d) Allied Universal Holdco LLC, Incremental Term Loan B, (TSFR1M
+ 3.750%)
8 .175 05/15/28 704,341
210,473 (d) Amentum Government Services Holdings LLC, Term Loan B,
(TSFR1M + 2.250%)
6 .575 09/29/31 203,962
221,143 (d) Anticimex International AB, Term Loan B1, (SOFR90A + 3.150%) 7 .490 11/16/28 220,894
110,441 (d) Anticimex International AB, Term Loan B6, (SOFR90A + 3.400%) 7 .740 11/16/28 110,386
10,345 (d) Archkey Solutions LLC, Delayed Draw Term Loan B, (TSFR1M +
4.750%)
0 .000 11/03/31 10,351
78,242 (d) CHG Healthcare Services Inc., Term Loan B1, (TSFR3M + 3.000%) 7 .306 09/29/28 78,227
323,044 (d) CoreLogic, Inc., Term Loan, (TSFR1M + 3.500%) 7 .939 06/02/28 317,661
278,927 (d) Creative Artists Agency, LLC , First Lien Term Loan B, (TSFR1M +
2.750%)
7 .075 10/01/31 278,469
115,260 (d) Dun & Bradstreet Corporation (The), Term Loan, (TSFR1M +
2.250%)
6 .572 01/18/29 115,116
116,120 (d) Ensemble RCM, LLC, Term Loan B, (TSFR3M + 3.000%) 7 .291 08/01/29 116,145
200,498 (d) First Advantage Holdings, LLC, Term Loan B, (TSFR1M + 3.250%) 7 .575 10/31/31 199,589
622,487 (d) Garda World Security Corporation, Term Loan B, (TSFR1M +
3.000%)
7 .322 02/01/29 621,062
150,000 (d) GFL Environmental Inc., Term Loan B, (TSFR3M + 2.500%) 6 .819 03/03/32 148,875
193,652 (d) OMNIA Partners LLC, Term Loan B, (TSFR3M + 2.750%) 7 .050 07/25/30 192,565
54,863 (d) Prime Security Services Borrower, LLC, First Lien Term Loan B,
(TSFR1M + 2.000%)
6 .325 10/15/30 54,694
171,270 (d) Reworld Holding Corp, Term Loan B, (TSFR1M + 2.250%) 6 .575 11/30/28 171,071
13,191 (d) Reworld Holding Corp, Term Loan C, (TSFR1M + 2.250%) 6 .575 11/30/28 13,176
180,709 (d) West Corporation, Term Loan B3, (TSFR3M + 4.000%) 8 .541 04/12/27 140,953
70,000 (d),(i) WIN Waste Innovations Holdings, Inc., Incremental Term Loan,
(TBD)
TBD TBD 69,650

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
$ 839,170 (d) WIN Waste Innovations Holdings, Inc., Term Loan B, (TSFR1M +
2.750%)
7 .189% 03/27/28 $ 823,629
119,400 (d) XPLOR T1 LLC, Term Loan B, (TSFR3M + 3.500%) 7 .799 06/24/31 119,549
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 4,710,365
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6%
119,400 (d) Belron Finance LLC, Term Loan B, (TSFR3M + 2.750%) 7 .052 10/16/31 119,344
301,372 (d) CNT Holdings I Corp, Term Loan, (TSFR3M + 2.500%) 6 .802 11/08/32 299,888
162,301 (d) Driven Holdings, LLC, Term Loan B, (TSFR1M + 3.000%) 7 .439 12/18/28 162,200
3 (d) Fastlane Parent Company, Inc., Term Loan B, (TSFR1M + 4.500%) 8 .825 09/29/28 2
46,593 (d) Gulfside Supply Inc, Term Loan B, (TSFR3M + 3.000%) 7 .299 06/17/31 46,253
368,773 (d) Johnstone Supply LLC, Term Loan B, (TSFR1M + 2.500%) 6 .822 06/09/31 366,268
215,070 (d) LBM Acquisition LLC, Term Loan B, (TSFR1M + 3.750%) 8 .175 12/20/27 210,892
152,260 (d) Les Schwab Tire Centers, Term Loan B, (TSFR1M + TSFR3M +
2.500%)
6 .819 04/23/31 151,405
60,459 (d) Mister Car Wash Holdings, Inc., Term Loan B, (TSFR3M + 2.500%) 6 .791 03/27/31 60,308
595,301 (d) PetSmart, Inc., Term Loan B, (TSFR1M + 3.750%) 8 .175 02/14/28 587,237
136,565 (d) Restoration Hardware, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .939 10/20/28 130,612
247,012 (d) Wand NewCo 3, Inc., Repriced Term Loan B, (TSFR1M + 2.500%) 6 .825 01/30/31 243,709
136,731 (d) Wand NewCo 3, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .825 01/30/31 134,903
78,803 (d) White Cap Buyer LLC, Term Loan B, (TSFR1M + 3.250%) 7 .575 10/31/29 76,593
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,589,614
CONSUMER DURABLES & APPAREL - 0.5%
134,262 (d) ABG Intermediate Holdings 2 LLC, First Lien Term Loan B,
(TSFR1M + 2.250%)
6 .575 12/21/28 133,027
844,504 (d) AI Aqua Merger Sub, Inc., First Lien Term Loan B, (TSFR1M +
3.000%)
7 .323 07/31/28 837,813
247,429 (d) Hayward Industries, Inc., Term Loan, (TSFR1M + 2.500%) 6 .939 05/30/28 247,137
2,934 (d) Serta Simmons Bedding, LLC, New Term Loan, (TSFR3M +
7.500%)
11 .914 06/29/28 2,750
54,089 (d) SRAM, LLC , Term Loan B, (TSFR1M + 2.250%) 6 .572 02/27/32 53,717
124,688 (d) Tempur Sealy International Inc., Term Loan B, (SOFR30A +
SOFR90A + 2.500%)
6 .810 10/24/31 124,752
61,263 (d) Topgolf Callaway Brands Corp., Term Loan B, (TSFR1M + 3.000%) 7 .325 03/18/30 58,097
500,000 (d) Varsity Brands, Inc., Term Loan, (TSFR3M + 3.500%) 7 .819 08/26/31 491,095
340,965 (d) Weber-Stephen Products LLC, Term Loan B, (TSFR1M + 3.250%) 7 .689 10/29/27 331,020
105,000 (d) WH Borrower, LLC, Term Loan B, (TSFR3M + 4.750%) 9 .072 02/20/32 104,623
TOTAL CONSUMER DURABLES & APPAREL 2,384,031
CONSUMER SERVICES - 1.7%
54,588 (d) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M +
1.750%)
6 .075 09/23/30 54,164
409,927 (d) 24 Hour Fitness Worldwide, Inc., Exit Term Loan, (TSFR3M +
5.000%), (cash 9.590%, PIK 5.000%)
9 .561 12/29/25 154,405
49,750 (d) Allwyn Entertainment Financing US LLC, Term Loan B, (TSFR3M
+ 2.000%)
6 .307 06/11/31 49,315
738,795 (d) Alterra Mountain Company, Term Loan B, (TSFR1M + 2.750%) 7 .075 08/17/28 738,795
248,752 (d) Alterra Mountain Company, Term Loan B7, (TSFR1M + 3.000%) 7 .325 05/31/30 249,373
74 (d) Bally's Corporation, Term Loan B, (TSFR3M + 3.250%) 7 .802 10/02/28 66
172,725 (d) Caesars Entertainment Inc., Term Loan B, (TSFR3M + 2.250%) 6 .563 02/06/30 172,006
495,000 (d) Caesars Entertainment Inc., Term Loan B1, (TSFR3M + 2.250%) 6 .563 02/06/31 492,525
92,441 (d) Carnival Corporation, Term Loan (2027), (TSFR1M + 2.000%) 6 .325 08/09/27 92,418
70,000 (d),(i) Catawba Nation Gaming Authority, Term Loan B, (TBD) TBD TBD 70,321
50,000 (d),(i) CE Intermediate I LLC, (TBD) TBD TBD 49,828
215,314 (d) Churchill Downs Incorporated, Incremental Term Loan B1,
(TSFR1M + 1.750%)
6 .075 03/17/28 215,314
247,506 (d) Cinemark USA, Inc., Term Loan B, (TSFR1M + TSFR3M + 2.750%) 7 .062 05/24/30 248,527
715,337 (d) ClubCorp Holdings, Inc., Term Loan B2, (TSFR3M + 5.000%) 9 .561 09/18/26 717,499
616,455 (d) Crown Finance US, Inc., Term Loan B, (TSFR1M + 5.250%) 9 .573 12/02/31 613,977
122,522 (d) Delta 2 (LUX) S.a.r.l., Term Loan B1, (TSFR3M + 2.000%) 6 .299 09/19/31 122,484
61,417 (d),(i) Delta 2 Lux Sarl, (TBD) TBD TBD 61,398
414,771 (d) Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.500%) 7 .825 01/29/29 408,985
494,987 (d) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 6 .049 11/29/30 493,661
137,655 (d) GBT US III LLC, Term Loan B, (TSFR3M + 2.500%) 6 .802 07/28/31 137,170

Portfolio of Investments March 31, 2025
(continued)
NMAI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES (continued)
$ 132,314 (d) GVC Holdings (Gibraltar) Limited, Term Loan B3, (TSFR3M +
2.750%)
7 .053% 10/31/29 $ 132,600
91,809 (d) Hilton Grand Vacations Borrower LLC, Term Loan B, (TSFR1M +
2.000%)
6 .325 08/02/28 91,475
119,218 (d) IRB Holding Corp, First Lien Term Loan B, (TSFR1M + 2.500%) 6 .825 12/15/27 118,607
437,842 (d) Light and Wonder International, Inc., Term Loan B2, (TSFR1M +
2.250%)
6 .566 04/16/29 437,327
210,602 (d) Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 7 .799 11/30/29 202,836
55,555 (d) PCI Gaming Authority, Term Loan, (TSFR1M + 2.000%) 6 .325 07/21/31 55,096
164,109 (d) PENN Entertainment, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .825 05/03/29 164,202
85,000 (d) PG Investment Company 59 S.a r.l., Term Loan B, (TSFR3M +
3.000%)
7 .299 03/24/31 85,106
163,057 (d) Scientific Games Holdings LP, Term Loan B, (TSFR3M + 3.000%) 7 .296 04/04/29 162,309
263,625 (d) SeaWorld Parks & Entertainment, Inc., Term Loan B3, (TSFR1M +
2.000%)
6 .325 12/04/31 262,087
89,325 (d) Six Flags Entertainment Corporation, Term Loan B, (TSFR1M +
2.000%)
6 .325 05/01/31 89,135
380,737 (d) Spin Holdco Inc., Term Loan, (TSFR3M + 4.000%) 8 .562 03/06/28 323,390
99,750 (d) UFC Holdings, LLC, Term Loan B, (TSFR3M + 2.250%) 6 .580 11/21/31 99,611
TOTAL CONSUMER SERVICES 7,366,012
ENERGY - 0.4%
3,518 (i) Ascend Performance Materials Bridge Loan, (TBD) TBD TBD 3,148
151,776 (d) EG Group Limited, Term Loan B, (TSFR3M + 4.250%) 8 .563 02/07/28 152,034
125,000 (d) Epic Crude Services, LP, Term Loan B, (TSFR3M + 3.000%) 7 .302 10/15/31 125,111
988,583 (d) Freeport LNG Investments, LLLP, Term Loan A, (TSFR3M +
3.000%)
7 .555 11/16/26 988,994
71,000 (d) New Fortress Energy Inc, Incremental Term Loan B, (TSFR3M +
5.500%)
9 .795 10/30/28 61,060
227,363 (d) TransMontaigne Operating Company L.P., Term Loan B, (TSFR1M
+ 3.250%)
7 .575 11/17/28 227,489
TOTAL ENERGY 1,557,836
FINANCIAL SERVICES - 0.1%
44,881 (d) AqGen Island Holdings, Inc., Term Loan B, (TSFR1M + 3.000%) 7 .325 08/02/28 44,671
69,312 (d) Aragorn Parent Corporation, Term Loan, (TSFR1M + 4.000%) 8 .322 12/15/28 69,608
62,000 (d) Dechra Pharmaceuticals Holdings Ltd, Term Loan B, (TSFR6M +
3.250%)
7 .542 12/03/31 61,952
167,886 (d),(e),(m) Ditech Holding Corporation, Term Loan 0 .000 06/30/25 17
122,386 (d) Kestra Advisor Services Holdings A, Inc., Repriced Term Loan,
(TSFR3M + 3.000%)
7 .291 03/24/31 121,438
32,000 (d) NCR Atleos LLC, Term Loan B, (TSFR3M + 3.750%) 8 .053 04/16/29 32,172
196,732 (d) Trans Union, LLC, Term Loan B8, (TSFR1M + 1.750%) 6 .075 06/24/31 196,363
TOTAL FINANCIAL SERVICES 526,221
FOOD, BEVERAGE & TOBACCO - 0.4%
252,740 (d) 8th Avenue Food & Provisions, Inc., First Lien Term Loan,
(TSFR1M + 3.750%)
8 .189 10/01/25 248,523
18,709 (d) 8th Avenue Food & Provisions, Inc., Incremental Term Loan,
(TSFR1M + 4.750%)
9 .189 10/01/25 18,413
44,774 (d) Aspire Bakeries Holdings LLC, Term Loan, (TSFR1M + 4.250%) 8 .575 12/23/30 44,942
247,283 (d) CHG PPC Parent LLC, Term Loan, (TSFR1M + 3.000%) 7 .439 12/08/28 247,283
55 (d) City Brewing Company, LLC, First Lien Second Out PIK TL,
(TSFR3M + 6.500%)
10 .789 04/14/28 1
29,304 (d) City Brewing Company, LLC, First Out New Money Term Loan,
(TSFR3M + 6.250%)
10 .814 04/05/28 12,002
76,682 (d) City Brewing Company, LLC, FLFO Roll Up Term Loan, (TSFR3M
+ 3.500%)
8 .064 04/05/28 28,756
7,618 (d) City Brewing Company, LLC, PIK Super Priority Term Loan,
(TSFR3M + 9.000%)
13 .580 01/03/26 7,047
248,128 (d) Fiesta Purchaser, Inc., First Lien Term Loan B, (TSFR1M + 3.250%) 7 .575 02/12/31 246,672
244,723 (d) Pegasus BidCo BV, Term Loan B, (TSFR3M + 3.250%) 7 .573 07/12/29 244,723
8,621 (d) Sauer Brands Inc, Delayed Draw Term Loan 0 .000 02/19/32 8,623
91,379 (d) Sauer Brands Inc, Term Loan B, (TSFR1M + 3.250%) 7 .575 02/19/32 91,402
223,813 (d) Sycamore Buyer LLC, Term Loan B, (TSFR1M + 2.250%) 6 .692 07/23/29 223,907

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO (continued)
$ 265,989 (d) Triton Water Holdings, Inc, Term Loan B, (TSFR3M + 2.250%) 6 .549% 03/31/28 $ 265,221
TOTAL FOOD, BEVERAGE & TOBACCO 1,687,515
HEALTH CARE EQUIPMENT & SERVICES - 1.8%
215,962 (d) 24 Hour Fitness Worldwide, Inc., Exit Term Loan, (LIBOR 3 M +
14.000%)
18 .568 09/30/26 90,704
98,750 (d) ADMI Corp., Term Loan B5, (TSFR1M + 5.750%) 10 .075 12/23/27 99,305
213,785 (d) AHP Health Partners, Inc., Term Loan B, (TSFR1M + 2.750%) 7 .075 08/24/28 213,812
595,339 (d) Bausch & Lomb Corporation, Term Loan, (TSFR1M + 3.250%) 7 .672 05/10/27 593,993
39,900 (d) Concentra Health Services Inc, Repriced Term Loan B, (TSFR1M
+ 2.000%)
6 .325 07/28/31 39,900
181,329 (d) Element Materials Technology Group US Holdings Inc., Term
Loan, (TSFR3M + 3.750%)
8 .049 06/25/29 181,272
100,935 (d) EyeCare Partners, LLC, Second Out Term Loan B, (TSFR3M +
1.000%)
5 .393 11/30/28 79,524
353,895 (d) Gainwell Acquisition Corp., Term Loan B, (TSFR3M + 4.000%) 8 .399 10/01/27 332,887
604,652 (d) Global Medical Response, Inc., PIK Term Loan, (TSFR3M +
5.500%)
9 .790 10/02/28 605,323
128,678 (d) MedAssets Software Intermediate Holdings, Inc., First Out Term
Loan, (TSFR1M + 4.000%)
8 .322 12/17/28 125,166
1,588,977 (d) Medline Borrower, LP, Add-on Term Loan B, (TSFR1M + 2.250%) 6 .575 10/23/28 1,587,763
147,357 (d) National Mentor Holdings, Inc., Term Loan, (TSFR1M + TSFR3M
+ 3.750%)
8 .162 03/02/28 143,134
4,872 (d) National Mentor Holdings, Inc., Term Loan C, (TSFR3M + 3.750%) 8 .149 03/02/28 4,733
151,636 (d) Onex TSG Intermediate Corp., Term Loan B, (TSFR3M + 4.750%) 9 .302 02/28/28 152,900
172,695 (d) Pacific Dental Services, LLC, Term Loan B, (TSFR1M + 2.750%) 7 .071 03/17/31 172,021
776,053 (d) Parexel International Corporation, Term Loan B, (TSFR1M +
2.500%)
6 .825 11/15/28 775,230
563,151 (d) Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.500%) 6 .825 02/21/31 561,583
115,077 (d) Radiology Partners Inc, Extended Term Loan B, (TSFR3M +
2.500%), (cash 8.090%, PIK 1.500%)
4 .795 01/31/29 111,211
69,650 (d) Resonetics, LLC, Term Loan B, (TSFR3M + 3.250%) 7 .545 06/18/31 69,336
93,974 (d) Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%) 6 .325 12/03/31 93,974
15,986 (d) Sound Inpatient Physicians, Tranche A Term Loan (First Out),
(TSFR3M + 3.250%)
5 .530 06/28/28 16,638
121,310 (d) Sound Inpatient Physicians, Tranche B Term Loan (Second Out),
(TSFR3M + 2.500%), (cash 8.090%, PIK 1.500%)
4 .780 06/28/28 111,363
1,033,070 (d) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M + 2.750%) 7 .072 12/19/30 1,033,071
247,284 (d) Team Health Holdings, Inc., Term Loan B, (TSFR3M + 5.250%) 9 .541 03/02/27 241,355
194,114 (d) Viant Medical Holdings, Inc., Term Loan B, (TSFR1M + 4.000%) 8 .325 10/29/31 194,477
249,375 (d) Zelis Payments Buyer, Inc., 5th Amendment Term Loan, (TSFR1M
+ 3.250%)
7 .575 11/26/31 249,063
TOTAL HEALTH CARE EQUIPMENT & SERVICES 7,879,738
INSURANCE - 1.4%
357,359 (d) Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 7 .325 11/06/30 355,764
917,795 (d) Alliant Holdings Intermediate, LLC, Term Loan B6, (TSFR1M +
2.750%)
7 .069 09/19/31 913,206
354,113 (d) AmWINS Group, Inc., Term Loan B, (TSFR1M + 2.250%) 6 .575 01/21/32 351,706
198,000 (d) AssuredPartners, Inc., Incremental Term Loan B5, (TSFR1M +
3.500%)
7 .825 02/14/31 198,455
91,175 (d) Asurion LLC, Term Loan B11, (TSFR1M + 4.250%) 8 .675 08/21/28 90,475
184,844 (d) Asurion LLC, Term Loan B8, (TSFR1M + 3.250%) 7 .689 12/23/26 184,693
125,739 (d) Asurion LLC, Term Loan B9, (TSFR1M + 3.250%) 7 .689 07/30/27 124,914
1,423,170 (d) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 3.000%) 7 .325 06/16/31 1,412,625
76,500 (d) Evertec Group, LLC, Term Loan B, (TSFR1M + 2.750%) 7 .075 10/15/30 76,883
584,261 (d),(i) HUB International Limited, Term Loan B, (TBD) TBD TBD 582,479
318,475 (d) Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.250%) 6 .575 09/15/31 318,117
614,938 (d) Sedgwick Claims Management Services, Inc., Term Loan B,
(TSFR3M + 3.000%)
7 .313 07/31/31 613,640
449,960 (d) Truist Insurance Holdings LLC, Term Loan B, (TSFR3M + 2.750%) 7 .049 05/06/31 447,710
103,433 (d) USI, Inc., Term Loan C, (TSFR3M + 2.250%) 6 .549 09/27/30 102,571
322,189 (d) USI, Inc., Term Loan D, (TSFR3M + 2.250%) 6 .549 11/23/29 319,521
TOTAL INSURANCE 6,092,759

Portfolio of Investments March 31, 2025
(continued)
NMAI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 0.7%
$ 24,627 (d) Arsenal AIC Parent LLC, Term Loan B, (TSFR1M + 2.750%) 7 .075% 08/19/30 $ 24,492
0 (d) Ascend Performance Materials Operations LLC, Term Loan B,
(TSFR6M + 4.750%)
9 .067 08/27/26 0
169,784 (d) Axalta Coating Systems U.S. Holdings, Inc., Term Loan B4,
(TSFR3M + 1.750%)
6 .049 12/20/29 169,799
8,058 (d),(i) Clydesdale Acquisition Holdings Inc, (TBD) TBD TBD 8,023
460,942 (d),(i) Clydesdale Acquisition Holdings Inc, (TBD) TBD TBD 458,926
366,166 (d) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.175%)
7 .500 04/13/29 365,001
140,000 (d) CPC Acquisition Corp, Term Loan, (TSFR3M + 3.750%) 8 .311 12/29/27 116,550
189,885 (d) Discovery Purchaser Corporation, Term Loan, (TSFR3M + 3.750%) 8 .040 10/04/29 188,342
110,000 (d),(i) Fortis 333 Inc, (TBD) TBD TBD 109,450
131,771 (d) INEOS Quattro Holdings UK Ltd, First Lien Term Loan B, (TSFR1M
+ 4.250%)
8 .675 03/29/29 126,829
18,428 (d) INEOS Quattro Holdings UK Ltd, Term Loan, (TSFR1M + 3.750%) 8 .175 03/01/30 17,368
41,000 (d) INEOS Quattro Holdings UK Ltd, Term Loan B, (TSFR1M +
4.250%)
8 .575 10/07/31 38,540
448,735 (d) Klockner-Pentaplast of America, Inc., Term Loan B, (TSFR6M +
4.725%)
9 .227 02/09/26 410,217
52,000 (d) Knife River HoldCo, Term Loan, (TSFR3M + 2.000%) 6 .292 03/08/32 51,935
93,433 (d) Lonza Group AG, Term Loan B, (TSFR3M + 3.925%) 8 .324 07/03/28 86,309
242,568 (d) Nouryon Finance B.V., Term Loan B1, (TSFR3M + 3.250%) 7 .553 04/03/28 242,366
14,813 (d) Nouryon Finance B.V., Term Loan B2, (TSFR3M + 3.250%) 7 .554 04/03/28 14,841
166,533 (d) Pactiv Evergreen Group Holdings Inc., Term Loan B4, (TSFR1M +
2.500%)
6 .825 09/25/28 166,469
28,000 (d) Plaze, Inc., Incremental Term Loan, (TSFR1M + 3.750%) 8 .189 08/03/26 26,520
93,815 (d) Proampac PG Borrower LLC, Term Loan, (TSFR3M + 4.000%) 8 .312 09/15/28 93,424
54,450 (d) SupplyOne, Inc, Term Loan B, (TSFR1M + 3.750%) 8 .075 04/21/31 54,603
140,722 (d) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 7 .689 03/03/28 139,654
68,763 (d) Tronox Finance LLC, Term Loan B1, (TSFR3M + 2.250%) 6 .549 04/04/29 67,112
16,346 (d),(l) USALCO, LLC, Delayed Draw Term Loan 1 .000 09/30/31 16,370
158,257 (d) USALCO, LLC, Term Loan B, (TSFR3M + 4.000%) 8 .299 09/30/31 158,492
1,212 (d) W.R. Grace & Co.-Conn., Term Loan B, (TSFR3M + 3.250%) 7 .549 09/22/28 1,203
TOTAL MATERIALS 3,152,835
MEDIA & ENTERTAINMENT - 0.9%
143,907 (d) Advantage Sales & Marketing, Inc., Term Loan, (TSFR3M +
4.250%)
8 .805 10/28/27 139,210
598,728 (d),(i) AMC Entertainment Holdings, Inc. , Term Loan, (TBD) TBD TBD 598,579
117,596 (d) Cable One, Inc., Term Loan B4, (TSFR1M + 2.000%) 6 .439 05/03/28 114,626
463,758 (d),(i) Cengage Learning, Inc., First Lien Term Loan B, (TBD) TBD TBD 460,637
124,064 (d) Century De Buyer LLC, Term Loan B, (TSFR3M + 3.500%) 7 .787 10/30/30 124,297
537,605 (d) Clear Channel Outdoor Holdings, Inc., Term Loan, (TSFR1M +
4.000%)
8 .439 08/23/28 534,985
85,614 (d) CMG Media Corporation, Term Loan, (TSFR3M + 3.500%) 7 .899 06/18/29 80,617
120,682 (d) CSC Holdings, LLC, Term Loan B5, (Prime + 1.500%) 9 .000 04/15/27 113,721
746,315 (d) CSC Holdings, LLC, Term Loan B6, (TSFR1M + 4.500%) 8 .819 01/18/28 722,993
35,260 (d) DirecTV Financing, LLC, Term Loan, (TSFR3M + 5.000%) 9 .552 08/02/27 35,353
168,296 (d) Dotdash Meredith Inc, Term Loan, (TSFR1M + 3.500%) 7 .823 12/01/28 168,823
139,424 (d) McGraw-Hill Global Education Holdings, LLC, Term Loan B,
(TSFR1M + 3.250%)
7 .575 08/06/31 139,374
82,025 (d) Mission Broadcasting, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .937 06/02/28 81,653
495 (d) NEP Group, Inc., Term Loan B, (TSFR1M + TSFR3M + 2.375%),
(cash 7.825%, PIK 1.500%)
4 .662 08/19/26 462
285,935 (d) Planet US Buyer LLC, Term Loan B, (TSFR3M + 3.000%) 7 .319 02/10/31 285,547
82,134 (d) Sunrise Financing Partnership, Term Loan AAA, (TSFR3M +
2.500%)
6 .793 02/17/32 81,452
100,000 (d) Virgin Media Bristol LLC, Term Loan Y, (TSFR6M + 3.175%) 7 .724 03/31/31 96,427
TOTAL MEDIA & ENTERTAINMENT 3,778,756

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
$ 963,996 (d) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M +
2.250%)
6 .575% 05/05/28 $ 964,719
318,452 (d) Organon & Co, Term Loan, (TSFR1M + 2.250%) 6 .572 05/19/31 314,471
108,882 (d) Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.000%) 6 .325 04/20/29 108,882
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,388,072
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
404,858 (d) Cushman & Wakefield U.S. Borrower, LLC, Term Loan B1,
(TSFR1M + 2.750%)
7 .075 01/31/30 404,352
121,563 (d) Cushman & Wakefield U.S. Borrower, LLC, Tranche 2 Incremental
Term Loan, (TSFR1M + 3.250%)
7 .575 01/31/30 121,613
353,000 (d) Forest City Enterprises, L.P., Term Loan B, (TSFR1M + 3.500%) 7 .939 12/08/25 345,499
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 871,464
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
525,000 (d) Instructure Holdings, Inc., Term Loan, (TSFR3M + 3.000%) 7 .315 11/13/31 521,677
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 521,677
SOFTWARE & SERVICES - 3.1%
65,080 (d) Apttus Corporation, Term Loan B, (TSFR3M + 3.500%) 7 .791 05/08/28 65,235
205,000 (d),(i) Avalara Inc, (TBD) TBD TBD 204,456
571,882 (d) Avaya, Inc., Exit Term Loan, (TSFR1M + 3.750%) 5 .912 08/01/28 456,076
110,000 (d) BCPE Pequod Buyer Inc, Term Loan B, (TSFR3M + 3.500%) 7 .791 11/25/31 109,794
714,835 (d) Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.000%) 6 .299 01/31/31 711,039
1,063,404 (d),(i) Boxer Parent Company Inc., Term Loan B, (TBD) TBD TBD 1,046,399
340,125 (d) Camelot U.S. Acquisition LLC, Incremental Term Loan B, (TSFR1M
+ 2.750%)
7 .075 10/30/26 335,943
188,000 (d),(i) CLEARWATER ANALYTICS LLC, (TBD) TBD TBD 187,530
619,699 (d) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 7 .073 04/30/31 607,305
125,000 (d),(i) Cotiviti Inc, (TBD) TBD TBD 122,344
450,000 (d) Darktrace PLC, First Lien Term Loan, (TSFR3M + 3.250%) 7 .535 10/09/31 446,132
69,754 (d) DTI Holdco, Inc., Term Loan B, (TSFR1M + 4.000%) 8 .325 04/26/29 69,283
783,338 (d) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.750%) 7 .075 05/30/31 782,183
111,000 (d) FNZ Group Services Ltd, Term Loan B, (TSFR3M + 5.000%) 9 .291 11/05/31 102,675
98,505 (d) Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.750%) 8 .075 06/27/31 98,444
140,954 (d) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 6 .075 09/12/29 140,404
1,056,000 (d),(i) Genesys Cloud Services Holdings II LLC, Term Loan B, (TBD) TBD TBD 1,046,195
116,911 (d) IGT Holding IV AB, Term Loan B2, (SOFR90A + 3.400%) 7 .972 03/29/28 117,203
264,300 (d) Informatica LLC, Term Loan B, (TSFR1M + 2.250%) 6 .575 10/30/28 264,549
197,000 (d),(i) Javelin Buyer, Inc., First Lien Term Loan, (TBD) TBD TBD 196,311
175,000 (d),(i) Kaseya Inc., First Lien Term Loan B, (TBD) TBD TBD 174,673
39,800 (d) Marcel LUX IV SARL, Term Loan B7, (SOFR30A + 3.500%) 7 .840 11/13/30 39,950
674,771 (d) McAfee, LLC, First Lien Term Loan B, (TSFR1M + 3.000%) 7 .323 03/01/29 645,756
626,167 (d) Mitchell International, Inc., First Lien Term Loan, (TSFR1M +
3.250%)
7 .575 06/17/31 619,604
397,474 (d) Open Text Corporation, Term Loan B, (TSFR1M + 1.750%) 6 .075 01/31/30 396,999
114,138 (d) Perforce Software, Inc., Add-on Term Loan, (TSFR1M + 4.750%) 9 .075 03/24/31 107,218
114,713 (d) PointClickCare Technologies, Inc., Term Loan B, (TSFR3M +
3.250%)
7 .549 11/03/31 114,570
374,060 (d) Press Ganey Holdings, Inc., First Lien Term Loan B, (TSFR1M +
3.250%)
7 .575 04/30/31 372,463
58,000 (d),(i) Project Alpha Intermediate Holding Inc, (TBD) TBD TBD 57,939
199,499 (d) Project Alpha Intermediate Holding, Inc., First Lien Term Loan B,
(TSFR3M + 3.250%)
7 .549 10/28/30 199,290
138,052 (d) Proofpoint, Inc., Term Loan, (TSFR1M + 3.000%) 7 .325 08/31/28 137,772
178,886 (d) Rackspace Finance, LLC, First Lien First Out Term Loan, (TSFR1M
+ 6.250%)
10 .687 05/15/28 183,996
445,524 (d) Rackspace Finance, LLC, First Lien Second Out Term Loan,
(TSFR1M + 2.750%)
7 .187 05/15/28 208,059
162,533 (d) Rocket Software, Inc., Term Loan B, (TSFR1M + 4.250%) 8 .575 11/28/28 162,331
252,717 (d) Sophia, L.P., First Lien Term Loan B, (TSFR1M + 3.000%) 7 .325 10/29/29 252,605
191,550 (d) SS&C Technologies Inc., Term Loan B8, (TSFR1M + 2.000%) 6 .325 05/09/31 191,598
87,770 (d) Surf Holdings, LLC, Incremental Term Loan, (TSFR1M + 3.500%) 7 .936 03/05/27 87,887
125,000 (d) Synechron Inc, Term Loan B, (TSFR3M + 3.750%) 8 .041 10/03/31 124,844
291,299 (d) Syniverse Holdings, Inc., Term Loan, (TSFR3M + 7.000%) 11 .299 05/13/27 286,696

Portfolio of Investments March 31, 2025
(continued)
NMAI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES (continued)
$ 208,242 (d) Tempo Acquisition LLC, Repriced Term Loan B, (TSFR1M +
1.750%)
6 .075% 08/31/28 $ 206,876
198,000 (d) Twitter, Inc., Term Loan, (TSFR3M + 6.500%) 10 .949 10/29/29 197,010
1,082,033 (d) UKG Inc., Term Loan B, (TSFR3M + 3.000%) 7 .300 02/10/31 1,080,956
49,237 (d) Vision Solutions, Inc., Incremental Term Loan, (TSFR3M + 4.000%) 8 .552 04/24/28 47,614
333,951 (d) VS Buyer, LLC, First Lien Term Loan B, (TSFR1M + 2.750%) 7 .072 04/14/31 334,368
92,001 (d) WEX Inc., Term Loan, (TSFR1M + 1.750%) 6 .075 04/03/28 91,610
144,000 X Corp 9 .500 10/29/29 147,909
372,185 (d) Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%) 7 .075 09/28/29 370,324
TOTAL SOFTWARE & SERVICES 13,950,417
TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
2,180,573 (d),(i) CommScope, Inc., Term Loan, (TBD) TBD TBD 2,174,664
748,125 (d) Delta TopCo, Inc., Term Loan B, (TSFR3M + 2.750%) 7 .069 12/03/29 740,692
113,105 (d) EOS Finco Sarl, Term Loan, (TSFR3M + 6.000%) 10 .285 10/09/29 48,508
74,925 (d) Ingram Micro Inc., Term Loan B, (TSFR3M + 2.750%) 7 .053 09/22/31 75,252
260,655 (d),(m) MLN US HoldCo LLC, First Lien Term Loan, (TSFR3M + 4.500%) 4 .405 12/01/25 1,961
151,479 (d),(m) MLN US HoldCo LLC, Second Out Term Loan, (Prime + 6.800%) 7 .500 10/18/27 765
159,881 (d) Riverbed Technology, Inc., PIK Term Loan, (TSFR3M + 2.250%) 4 .400 07/03/28 93,890
376,005 (d) Verifone Systems, Inc., First Lien Term Loan, (TSFR3M + 4.000%) 8 .583 08/20/25 340,546
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,476,278
TELECOMMUNICATION SERVICES - 1.2%
128,562 (d) Altice France S.A., Term Loan B12, (LIBOR 6 M + 3.688%) 8 .370 02/02/26 112,814
203,211 (d) Altice France S.A., Term Loan B13, (LIBOR 3 M + 4.000%) 8 .682 08/14/26 178,487
51,000 (d),(i) Altice France S.A., Term Loan B14, (TBD) TBD TBD 45,843
369,406 (d) Cincinnati Bell, Inc., Term Loan B2, (TSFR1M + 2.750%) 7 .075 11/24/28 369,498
201,761 (d),(e) Cyxtera DC Holdings, Inc., Term Loan B 0 .000 05/01/25 1,110
289,654 (d) Digicel International Finance Limited, Term Loan, (TSFR3M +
7.500%), (cash 11.791%, PIK 1.500%)
11 .791 05/27/27 285,628
883,413 (d) Frontier Communications Corp., Term Loan B, (TSFR6M +
2.500%)
6 .792 07/01/31 883,690
247,494 (d) Iridium Satellite LLC, Term Loan B, (TSFR1M + 2.250%) 6 .575 09/20/30 243,820
245,000 (d),(i) Level 3 Financing Inc, (TBD) TBD TBD 242,435
688,283 (d) Lumen Technologies, Inc., Extended Term Loan B2, (TSFR1M +
2.350%)
6 .789 04/15/30 662,362
268,893 (d) Lumen Technologies, Inc., Term Loan A, (TSFR1M + 6.000%) 10 .325 06/01/28 269,342
98,720 (d) Numericable Group SA, Term Loan B11, (LIBOR 3 M + 2.750%) 7 .432 07/31/25 85,866
1,449,000 (d),(i) Zayo Group Holdings, Inc., Term Loan, (TBD) TBD TBD 1,352,235
605,992 (d) Ziggo Financing Partnership, Term Loan I, (TSFR1M + 2.500%) 6 .934 04/28/28 591,806
TOTAL TELECOMMUNICATION SERVICES 5,324,936
TRANSPORTATION - 0.4%
193,050 (d) Air Canada, Term Loan B, (TSFR1M + 2.000%) 6 .319 03/21/31 191,179
105,550 (d) American Airlines, Inc., Term Loan, (TSFR1M + 2.250%) 6 .543 04/20/28 104,470
147,016 (d) Brown Group Holding, LLC, Incremental Term Loan B2, (TSFR1M
+ TSFR3M + 2.500%)
6 .813 07/01/31 146,304
185,982 (d) Brown Group Holding, LLC, Term Loan B, (TSFR1M + 2.500%) 6 .825 07/01/31 185,161
184,866 (d) First Student Bidco Inc, First Lien Term Loan B, (TSFR3M +
2.500%)
6 .799 07/21/28 184,773
56,588 (d) First Student Bidco Inc, Term Loan C, (TSFR3M + 2.500%) 6 .799 07/21/28 56,560
341,594 (d) KKR Apple Bidco, LLC, Term Loan, (TSFR1M + 2.500%) 6 .825 09/23/31 339,513
109,619 (d) SkyMiles IP Ltd., Skymiles Term Loan B, (TSFR3M + 3.750%) 8 .043 10/20/27 110,873
156,000 (d),(i) Stonepeak Nile Parent LLC, (TBD) TBD TBD 155,586
223,372 (d) United Airlines, Inc., First Lien Term Loan B, (TSFR3M + 2.000%) 6 .297 02/24/31 223,172
124,432 (d) WestJet Loyalty LP, Term Loan B, (TSFR3M + 3.250%) 7 .549 02/14/31 120,108
TOTAL TRANSPORTATION 1,817,699
UTILITIES - 0.5%
242,000 (d),(i) Cornerstone Generation LLC, (TBD) TBD TBD 242,303
64,675 (d) EFS Cogen Holdings I LLC, Term Loan B, (TSFR3M + 3.500%) 7 .799 10/03/31 64,685
99,500 (d) Kestrel Acquisition, LLC, Term Loan B, (TSFR3M + 3.500%) 7 .799 11/06/31 99,998
125,000 (d) Long Ridge Energy LLC, Term Loan B, (TSFR1M + 4.500%) 8 .825 02/19/32 120,625
703,238 (d) Talen Energy Supply, LLC, Incremental Term Loan B, (TSFR3M +
2.500%)
6 .818 12/15/31 703,048

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 769,938 (d) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 6 .818% 05/17/30 $ 770,119
106,465 (d) Thunder Generation Funding LLC, Term Loan B, (Prime + TSFR3M
+ 2.500%)
8 .400 10/03/31 106,582
2,841 (d) Vistra Operations Company LLC, First Lien Term Loan B3,
(TSFR1M + 1.750%)
6 .075 12/20/30 2,835
TOTAL UTILITIES 2,110,195
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $79,787,185) 78,262,623
SHARES DESCRIPTION VALUE
376,179 WARRANTS - 0 .1% ( 0 .1 % of Total Investments) 376,179
MEDIA & ENTERTAINMENT - 0.1%
17,892 (f) Cineworld Group PLC 376,179
TOTAL MEDIA & ENTERTAINMENT 376,179
TOTAL WARRANTS
(Cost $285,429) 376,179
TOTAL LONG-TERM INVESTMENTS
(Cost $558,981,842) 614,580,946
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  5.7%(3.9% of Total Investments)
25082235 REPURCHASE AGREEMENTS - 5 .7% ( 3 .9 % of Total Investments) 25082235
11,550,000 (n) Fixed Income Clearing Corporation 4 .350 04/01/25 11,550,000
13,532,235 (o) Fixed Income Clearing Corporation 1 .360 04/01/25 13,532,235
TOTAL REPURCHASE AGREEMENTS
(Cost $25,082,235) 25,082,235
TOTAL SHORT-TERM INVESTMENTS
(Cost $25,082,235) 25,082,235
TOTAL INVESTMENTS - 145 .6%
(Cost $ 584,064,077 ) 639,663,181
BORROWINGS - (31.0)% (p),(q) (136,336,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (11.3)%(r) (49,765,641)
OTHER ASSETS & LIABILITIES, NET -  (3.3)% (14,215,275)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 439,346,265
ADR American Depositary Receipt
BRL Brazilian Real
COP Colombian Peso
CZK Czech Koruna
DOP Dominican Peso
ETF Exchange-Traded Fund
EUR Euro
GBP Pound Sterling
GDR Global Depositary Receipt
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
LIBOR London Inter-Bank Offered Rate
M Month
MSCI Morgan Stanley Capital International
MXN Mexican Peso
PEN Peruvian Sol
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
PLN Polish Zloty

Portfolio of Investments March 31, 2025
(continued)
NMAI

Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
S&P Standard & Poor's
SOFR30A 30 Day Average Secured Overnight Financing Rate
SOFR90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
UGX Ugandan Shilling
UYU Uruguayan Peso
ZAR South African Rand
(a) Perpetual security. Maturity date is not applicable.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $69,676,649 or 10.9% of Total Investments.
(c) Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $82,709,140.
(d) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(g) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(h) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 4.8% of Total Investments.
(i) When-issued or delayed delivery security.
(j) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $53,596,705 have been pledged as collateral for reverse repurchase agreements.
(k) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(l) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(m) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(n) Agreement with Fixed Income Clearing Corporation, 4.350% dated 3/31/25 to be repurchased at $11,551,396 on 4/1/25, collateralized by Government Agency Securities, with coupon rates 2.125%–4.250% and maturity dates 11/15/34–1/15/35, valued at
$11,781,121.
(o) Agreement with Fixed Income Clearing Corporation, 1.360% dated 3/31/25 to be repurchased at $13,532,746 on 4/1/25, collateralized by Government Agency Securities, with coupon rates 3.500%–3.875% and maturity dates 2/15/33–5/15/43, valued at
$13,802,937.
(p) Borrowings as a percentage of Total Investments is 21.3%.
(q) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $858,320,212 have been pledged as collateral for borrowings.
(r) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 7.8%.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Options Written
Type Description (a)
Number of
Contracts
Notional
Amount (b)
Exercise
Price Expiration Date Value
Call S&P 500 Index (5) $ (2,950,000) $ 5,900 4/17/25 $ (2,525)
Call S&P 500 Index (35) (20,825,000) 5,950 4/17/25 (8,050)
Call S&P 500 Index (15) (9,150,000) 6,100 4/30/25 (2,025)
Call S&P 500 Index (10) (5,950,000) 5,950 5/16/25 (19,150)
Call S&P 500 Index (10) (6,100,000) 6,100 5/16/25 (4,900)
Total Options Written (premiums received $103,905) (75) $(44,975,000) $(36,650)
(a) Exchange-traded, unless otherwise noted.
(b) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
Forward Foreign Currency Contracts
Currency
Purchased
Notional Amount
(Local Currency) Currency Sold
Notional Amount
(Local Currency) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 170,448 USD 175,544
Morgan Stanley Capital
Services LLC 4/11/25 $ 8,849
USD 930,663 EUR 899,878
Morgan Stanley Capital
Services LLC 4/11/25 $ (42,836)
Total         $(33,987)
Total unrealized appreciation on forward foreign currency contracts         $8,849
Total unrealized depreciation on forward foreign currency contracts         $(42,836)
EUR Euro

Portfolio of Investments March 31, 2025
(continued)
NMAI

NMAI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 45,995,754 $ – $ 45,995,754
$25 Par (or similar) Retail Preferred 10,063,849 – – 10,063,849
Asset-Backed Securities – 706,275 219,800 926,075
Common Stock Rights 7,240 – – 7,240
Common Stocks 191,095,393 80,847,246 1,351 271,943,990
Corporate Bonds – 12,336,985 – 12,336,985
Emerging Market Debt and Foreign Corporate Bonds – 60,117,979 478,689 60,596,668
Exchange-Traded Funds 35,767,913 167,668 – 35,935,581
Mortgage-Backed Securities – 79,847,967 – 79,847,967
U.S. Government and Agency Obligations – 18,288,035 – 18,288,035
Variable Rate Senior Loan Interests – 78,261,496 1,127 78,262,623
Warrants – 376,179 – 376,179
Short-Term Investments:
Repurchase Agreements – 25,082,235 – 25,082,235
Investments in Derivatives:
Forward Foreign Currency Contracts* – – – –
Options Written (36,650) – – (36,650)
Total $ 236,897,745 $ 402,027,819 $ 700,967 $ 639,626,531
* Represents net unrealized appreciation (depreciation).